Schedule of Investments PIMCO Fixed Income SHares: Series C	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 151.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
American Airlines, Inc. 10.329% (TSFR03M + 4.750%) due 04/20/2028 ~		$2,890	$3,006
SkyMiles IP Ltd. 9.068% (TSFR03M + 3.750%) due 10/20/2027 ~		900	929
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		1,659	1,498

Total Loan Participations and Assignments (Cost $5,495)			5,433

CORPORATE BONDS & NOTES 41.1%
BANKING & FINANCE 31.0%
Aircastle Ltd. 5.950% due 02/15/2029		1,600	1,602
American Assets Trust LP 3.375% due 02/01/2031		4,000	3,264
Antares Holdings LP 6.500% due 02/08/2029		2,000	1,988
Ares Finance Co. LLC 3.250% due 06/15/2030		4,950	4,372
Ares Management Corp. 6.375% due 11/10/2028		5,900	6,189
Aviation Capital Group LLC 3.500% due 11/01/2027		1,300	1,210
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		6,141	5,465
Banco Bilbao Vizcaya Argentaria SA 6.033% due 03/13/2035 •		5,000	5,077
Banco Santander SA 5.538% due 03/14/2030 •		10,000	10,003
Bank of America Corp.
3.419% due 12/20/2028 •		25,728	24,143
5.468% due 01/23/2035 •		5,300	5,337
Barclays PLC 2.894% due 11/24/2032 •		6,900	5,742
BNP Paribas SA
1.904% due 09/30/2028 •		8,000	7,125
4.400% due 08/14/2028		14,700	14,253
4.500% due 02/25/2030 •(d)(e)		900	733
4.625% due 02/25/2031 •(d)(e)		1,900	1,572
Brookfield Finance, Inc.
3.500% due 03/30/2051		7,100	5,126
6.350% due 01/05/2034		2,500	2,661
CaixaBank SA
6.037% due 06/15/2035 •		3,000	3,028
6.840% due 09/13/2034 •		5,000	5,348
Cantor Fitzgerald LP 7.200% due 12/12/2028		8,700	9,006
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		4,000	3,706
CI Financial Corp. 3.200% due 12/17/2030		3,200	2,624
Citigroup, Inc. 3.785% due 03/17/2033 •		2,000	1,787
Cooperatieve Rabobank UA 4.655% due 08/22/2028 •		6,300	6,171
Credit Agricole SA 7.500% due 06/23/2026 •(d)(e)	GBP	100	126
Credit Suisse AG AT1 Claim «		$10,000	1,150
Crown Castle, Inc. 4.300% due 02/15/2029		3,000	2,877
Deutsche Bank AG
2.129% due 11/24/2026 •		1,400	1,321
2.311% due 11/16/2027 •		9,500	8,689
3.729% due 01/14/2032 •		1,200	1,012
3.961% due 11/26/2025 •		9,000	8,879
5.625% due 05/19/2031 •	EUR	200	218
Discover Financial Services 7.964% due 11/02/2034 •		$3,000	3,401
Extra Space Storage LP 5.500% due 07/01/2030		7,500	7,586

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2024 (Unaudited)

Fairfax Financial Holdings Ltd. 4.230% due 06/14/2029	CAD	300	214
First American Financial Corp. 4.000% due 05/15/2030		$3,850	3,507
FleetBoston Financial Corp. 6.875% due 01/15/2028		2,120	2,255
Ford Motor Credit Co. LLC
2.700% due 08/10/2026		400	373
4.950% due 05/28/2027		5,000	4,881
6.125% due 03/08/2034		4,150	4,175
Global Atlantic Fin Co. 3.125% due 06/15/2031		1,200	995
GLP Capital LP
4.000% due 01/15/2030		3,278	2,995
5.250% due 06/01/2025		2,450	2,436
5.300% due 01/15/2029		3,150	3,100
Goldman Sachs Group, Inc. 7.213% (SOFRRATE + 1.850%) due 03/15/2028 ~		20,000	20,472
Golub Capital BDC, Inc.
2.050% due 02/15/2027		4,000	3,564
6.000% due 07/15/2029		1,000	983
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		3,200	2,972
HSBC Holdings PLC
4.583% due 06/19/2029 •		4,000	3,883
5.875% due 09/28/2026 •(d)(e)	GBP	11,800	14,335
6.375% due 09/17/2024 •(d)		$1,200	1,197
Hudson Pacific Properties LP
3.250% due 01/15/2030		100	77
3.950% due 11/01/2027		100	89
4.650% due 04/01/2029		400	341
5.950% due 02/15/2028		200	185
Invitation Homes Operating Partnership LP 5.450% due 08/15/2030		5,000	5,020
JPMorgan Chase & Co. 5.350% due 06/01/2034 •		20,000	20,084
Kilroy Realty LP
3.050% due 02/15/2030		3,000	2,556
4.750% due 12/15/2028		400	383
KKR Financial Holdings LLC 5.400% due 05/23/2033		9,000	8,645
Liberty Mutual Group, Inc. 4.300% due 02/01/2061		2,000	1,276
Lloyds Banking Group PLC 7.500% due 09/27/2025 •(d)(e)		7,100	7,089
LPL Holdings, Inc. 6.750% due 11/17/2028		5,700	5,972
Maple Grove Funding Trust 4.161% due 08/15/2051		8,000	5,581
Massachusetts Mutual Life Insurance Co. 5.077% due 02/15/2069 •		4,500	4,035
Morgan Stanley
0.000% due 04/02/2032 þ(f)		7,000	4,397
0.495% due 10/26/2029 •	EUR	3,588	3,379
4.656% due 03/02/2029 •		4,344	4,859
4.813% due 10/25/2028 •		2,068	2,324
Nissan Motor Acceptance Co. LLC 2.750% due 03/09/2028		$3,000	2,666
Nordea Bank Abp
3.750% due 03/01/2029 •(d)(e)		5,850	4,833
6.625% due 03/26/2026 •(d)(e)		5,000	4,962
PROLOGIS TARGETED U.S. Co. 5.250% due 04/01/2029		5,900	5,887
Retail Opportunity Investments Partnership LP 6.750% due 10/15/2028		2,400	2,487
Sammons Financial Group, Inc.
3.350% due 04/16/2031		3,000	2,456
6.875% due 04/15/2034		3,800	3,829
SMBC Aviation Capital Finance DAC 5.450% due 05/03/2028		3,600	3,612
Synchrony Financial 3.950% due 12/01/2027		1,100	1,030
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	178	222
5.744% due 04/13/2040		582	751
5.801% due 10/13/2040		6,456	8,345
UBS Group AG
6.301% due 09/22/2034 •		$10,326	10,815
6.537% due 08/12/2033 •		10,000	10,550
VICI Properties LP 5.750% due 04/01/2034		3,000	2,974
Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	2,300	2,266
2.879% due 10/30/2030 •		$10,000	8,843
3.350% due 03/02/2033 •		8,000	6,944

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2024 (Unaudited)

5.499% due 01/23/2035 •(h)		13,400	13,437

			418,329

INDUSTRIALS 8.5%
Air Canada Pass-Through Trust 3.750% due 06/15/2029		1,915	1,804
Aker BP ASA 2.000% due 07/15/2026		1,300	1,202
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		2,467	2,410
American Airlines Pass-Through Trust
3.200% due 12/15/2029		1,821	1,676
3.375% due 11/01/2028		4,933	4,666
3.575% due 07/15/2029		1,737	1,629
3.650% due 08/15/2030		2,319	2,192
3.700% due 04/01/2028		2,192	2,105
American Airlines, Inc.
5.500% due 04/20/2026		3,075	3,056
5.750% due 04/20/2029		1,700	1,672
Ashtead Capital, Inc. 4.250% due 11/01/2029		1,600	1,493
Bayer U.S. Finance LLC 4.375% due 12/15/2028		6,900	6,498
British Airways Pass-Through Trust 3.300% due 06/15/2034		2,468	2,220
CDW LLC 2.670% due 12/01/2026		4,200	3,904
Charter Communications Operating LLC 5.125% due 07/01/2049		2,000	1,551
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026		1,207	1,192
Dell International LLC 5.300% due 10/01/2029		1,000	1,013
Energy Transfer LP
3.750% due 05/15/2030		450	415
5.250% due 04/15/2029		11,400	11,416
EQM Midstream Partners LP 4.125% due 12/01/2026		800	770
Ferguson Finance PLC 3.250% due 06/02/2030		2,500	2,238
Fraport AG Frankfurt Airport Services Worldwide 1.875% due 03/31/2028	EUR	2,600	2,620
Imperial Brands Finance PLC 3.875% due 07/26/2029		$4,000	3,754
Las Vegas Sands Corp. 3.500% due 08/18/2026		4,750	4,499
Marvell Technology, Inc. 4.875% due 06/22/2028		5,500	5,431
Melco Resorts Finance Ltd. 5.375% due 12/04/2029		400	367
Mileage Plus Holdings LLC 6.500% due 06/20/2027		1,300	1,308
MSCI, Inc.
3.250% due 08/15/2033		300	247
3.625% due 09/01/2030		200	178
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		2,000	1,929
4.345% due 09/17/2027		2,900	2,759
4.810% due 09/17/2030		700	654
Oracle Corp. 2.875% due 03/25/2031		2,100	1,827
Rolls-Royce PLC 5.750% due 10/15/2027	GBP	1,100	1,406
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		$282	259
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030		3,800	3,330
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027		417	407
United Airlines Pass-Through Trust
2.700% due 11/01/2033		4,167	3,575
2.875% due 04/07/2030		1,444	1,311
3.450% due 01/07/2030		1,478	1,344
4.000% due 10/11/2027		936	908
4.150% due 10/11/2025		821	821
5.875% due 04/15/2029		7,248	7,231
United Airlines, Inc. 4.625% due 04/15/2029		1,000	931
Vmed O2 U.K. Financing PLC 4.750% due 07/15/2031		6,000	5,177
Volkswagen Group of America Finance LLC 3.750% due 05/13/2030		1,300	1,210
Warnermedia Holdings, Inc. 4.279% due 03/15/2032		1,600	1,430

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2024 (Unaudited)

Weir Group PLC 2.200% due 05/13/2026	3,400	3,157
Westinghouse Air Brake Technologies Corp. 4.700% due 09/15/2028	1,400	1,378

		114,570

UTILITIES 1.6%
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030	2,500	2,343
MidAmerican Energy Co. 4.250% due 05/01/2046	600	512
Pacific Gas & Electric Co.
3.300% due 12/01/2027	2,800	2,603
3.750% due 07/01/2028	1,800	1,687
3.950% due 12/01/2047	2,400	1,797
4.300% due 03/15/2045	700	554
4.500% due 07/01/2040	1,800	1,539
4.550% due 07/01/2030	3,400	3,234
5.250% due 03/01/2052	2,000	1,787
PacifiCorp 4.150% due 02/15/2050	1,800	1,417
Toledo Edison Co. 2.650% due 05/01/2028	4,584	4,101

		21,574

Total Corporate Bonds & Notes (Cost $586,826)		554,473

MUNICIPAL BONDS & NOTES 1.8%
CALIFORNIA 0.7%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.714% due 06/01/2041	8,200	6,451
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2020 3.706% due 05/15/2120	4,000	2,753

		9,204

ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	939	1,017

NEW JERSEY 0.2%
Rutgers, The State University of New Jersey Revenue Bonds, Series 2019 3.915% due 05/01/2119	5,000	3,648

VIRGINIA 0.2%
University of Virginia Revenue Bonds, Series 2019 3.227% due 09/01/2119	4,300	2,681

WEST VIRGINIA 0.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 4.875% due 06/01/2049	8,795	8,252

Total Municipal Bonds & Notes (Cost $29,100)		24,802

U.S. GOVERNMENT AGENCIES 61.5%
Freddie Mac 6.500% due 01/01/2038 - 10/01/2038	22	23
Ginnie Mae, TBA 2.500% due 04/01/2054	77,400	65,933
Uniform Mortgage-Backed Security
4.000% due 09/01/2048 - 09/01/2052	24,916	23,095
4.500% due 08/01/2039 - 10/01/2053	30,134	28,707
5.000% due 07/01/2053 - 01/01/2054	100,351	97,937
5.500% due 10/01/2053 - 01/01/2054	4,777	4,754
Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2054	188,500	162,371
4.000% due 05/01/2054	64,800	60,040
4.500% due 04/01/2054 - 05/01/2054	198,000	188,606
5.000% due 04/01/2054 - 05/01/2054	80,000	78,071
5.500% due 04/01/2054 - 05/01/2054	70,200	69,857
6.000% due 05/01/2054	50,000	50,449

Total U.S. Government Agencies (Cost $832,269)		829,843

U.S. TREASURY OBLIGATIONS 13.2%
U.S. Treasury Bonds
4.750% due 11/15/2043	56,200	58,316
U.S. Treasury Inflation Protected Securities (c)
0.500% due 01/15/2028 (j)	62,507	59,162
1.750% due 01/15/2034	62,001	61,247

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2024 (Unaudited)

Total U.S. Treasury Obligations (Cost $178,693)			178,725

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.8%
Angel Oak Mortgage Trust 1.581% due 09/25/2066 ~		2,110	1,727
Atrium Hotel Portfolio Trust 6.553% due 12/15/2036 •		1,744	1,695
Banc of America Funding Trust 5.214% due 01/20/2047 ~		19	16
Bear Stearns Adjustable Rate Mortgage Trust
4.000% due 05/25/2034 «~		6	5
5.634% due 10/25/2033 «~		6	6
Bear Stearns ALT-A Trust 4.474% due 02/25/2036 ~		237	165
Beast Mortgage Trust 6.626% due 02/15/2037 •		300	266
Benchmark Mortgage Trust 6.363% due 07/15/2056 ~		6,500	6,799
BX Trust
6.315% due 01/17/2039 •		5,000	4,957
6.360% due 12/15/2038 •		3,700	3,664
Cascade Funding Mortgage Trust 4.000% due 10/25/2068 ~		863	854
Citigroup Mortgage Loan Trust
6.236% due 09/25/2035 •		14	13
7.560% due 09/25/2035 •		28	28
Commercial Mortgage Trust 6.740% due 12/15/2038 •		7,974	7,364
Countrywide Alternative Loan Trust
5.844% due 05/25/2036 •		29	25
6.000% due 08/25/2034		2,502	2,471
Countrywide Home Loan Mortgage Pass-Through Trust 6.084% due 03/25/2035 •		47	40
Credit Suisse Mortgage Capital Certificates 2.436% due 02/25/2061 ~		2,345	2,272
Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.926% due 07/27/2061 ~		4,695	4,511
4.081% due 03/25/2060 ~		5,073	5,056
4.991% due 08/25/2067 ~		1,628	1,595
DC Commercial Mortgage Trust 6.314% due 09/12/2040		1,100	1,126
Downey Savings & Loan Association Mortgage Loan Trust
5.954% due 08/19/2045 •		302	250
6.143% due 07/19/2044 ~		170	156
Eurosail PLC 6.292% due 06/13/2045 •	GBP	652	821
GreenPoint Mortgage Funding Trust 5.904% due 06/25/2045 •		$701	505
GreenPoint Mortgage Funding Trust Pass-Through Certificates 6.364% due 10/25/2033 «~		1	1
GS Mortgage Securities Corp. Trust 6.572% due 07/15/2035 •		1,298	1,008
GSR Mortgage Loan Trust
5.063% due 09/25/2035 ~		40	37
6.112% due 09/25/2035 ~		6	6
6.112% due 09/25/2035 «~		19	18
6.750% due 03/25/2033 «•		3	2
HarborView Mortgage Loan Trust
5.821% due 01/19/2038 •		68	59
6.123% due 06/20/2035 •		116	107
HomeBanc Mortgage Trust 5.964% due 01/25/2036 •		156	147
JP Morgan Chase Commercial Mortgage Securities Trust
5.922% due 04/15/2037 •		976	934
6.789% due 12/15/2036 •		100	80
JP Morgan Mortgage Trust
4.872% due 11/25/2033 «~		10	9
5.315% due 02/25/2035 «~		4	4
5.516% due 07/25/2035 ~		74	73
5.529% due 07/25/2035 «~		6	6
Legacy Mortgage Asset Trust 4.892% due 10/25/2066 þ		2,383	2,354
Lux Trust 8.016% due 08/15/2040 •		4,500	4,555
MFA Trust
1.381% due 04/25/2065 ~		1,089	1,015
1.947% due 04/25/2065 ~		1,107	1,032
Morgan Stanley Capital Trust 2.428% due 04/05/2042 ~		5,000	4,059
Morgan Stanley Mortgage Loan Trust 5.350% due 08/25/2034 «~		131	122
Natixis Commercial Mortgage Securities Trust
3.790% due 11/15/2032 ~		1,484	1,317
6.390% due 08/15/2038 •		1,200	1,136

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2024 (Unaudited)

New York Mortgage Trust 1.670% due 08/25/2061 þ		4,670	4,477
OBX Trust 6.567% due 06/25/2063 þ		2,154	2,175
OPEN Trust 8.414% due 10/15/2028 •		10,717	10,853
RCKT Mortgage Trust 6.808% due 09/25/2043 ~		923	935
Residential Accredit Loans, Inc. Trust 5.654% due 04/25/2046 •		700	188
Residential Mortgage Securities PLC 6.473% due 06/20/2070 •	GBP	5,261	6,651
SMRT Commercial Mortgage Trust 6.326% due 01/15/2039 •		$2,900	2,884
Structured Adjustable Rate Mortgage Loan Trust 7.020% due 02/25/2034 «~		9	9
Structured Asset Mortgage Investments Trust 6.064% due 09/25/2045 «•		244	219
Towd Point Mortgage Funding 6.572% due 07/20/2045 •	GBP	6,978	8,812
Towd Point Mortgage Trust 6.444% due 10/25/2059 •		$3,208	3,234
Verus Securitization Trust 6.665% due 09/25/2068 þ		9,144	9,231
WaMu Mortgage Pass-Through Certificates Trust
6.064% due 01/25/2045 •		20	20
6.089% due 02/25/2046 •		230	201
6.184% due 11/25/2034 •		331	310
Warwick Finance Residential Mortgages PLC 6.177% due 12/21/2049 •	GBP	560	710
Wells Fargo Commercial Mortgage Trust 3.862% due 12/15/2039		$2,600	2,429
Wells Fargo Mortgage-Backed Securities Trust 6.009% due 10/25/2037 ~		1,448	1,318

Total Non-Agency Mortgage-Backed Securities (Cost $121,306)			119,124

ASSET-BACKED SECURITIES 22.4%
AASET Trust 2.798% due 01/15/2047		5,177	4,542
ACE Securities Corp. Home Equity Loan Trust 6.224% due 04/25/2034 •		210	196
ACREC Ltd. 6.591% due 10/16/2036 •		1,663	1,652
AGL CLO Ltd. 6.779% due 07/20/2034 •		1,500	1,502
AmeriCredit Automobile Receivables Trust
6.359% due 01/25/2035 •		1,947	1,894
6.464% due 01/25/2035 •		1,269	1,138
Apidos CLO 6.676% due 07/16/2031 •		5,334	5,343
APL Finance DAC 7.000% due 07/21/2031		11,657	11,676
Aqueduct European CLO DAC 4.610% due 07/20/2030 •	EUR	3,446	3,722
Arbor Realty Commercial Real Estate Notes Ltd. 6.790% due 11/15/2036 •		$7,600	7,580
Atlas Senior Loan Fund Ltd. 6.760% due 10/24/2031 •		5,806	5,809
Aurium CLO DAC 4.612% due 04/16/2030 •	EUR	6,781	7,285
Avis Budget Rental Car Funding AESOP LLC 6.020% due 02/20/2030		$7,500	7,752
Bear Stearns Asset-Backed Securities Trust 6.179% due 09/25/2035 •		3,391	3,371
BlueMountain Fuji EUR CLO DAC
4.592% due 07/15/2030 •	EUR	2,831	3,052
4.772% due 04/15/2034 •		6,000	6,422
4.852% due 01/15/2033 •		7,550	8,117
BNPP AM Euro CLO DAC 4.542% due 04/15/2031 •		1,800	1,934
Cairn CLO DAC
4.487% due 04/30/2031 •		4,878	5,245
4.582% due 01/31/2030 •		4,658	5,009
Capital Automotive LLC 5.750% due 09/15/2053		$6,860	6,827
Cedar Funding CLO Ltd.
6.559% due 04/20/2031 •		8,725	8,732
6.579% due 01/20/2031 •		1,623	1,622
Centex Home Equity Loan Trust 6.404% due 10/25/2035 •		4,077	4,032
Conseco Finance Corp. 6.530% due 02/01/2031 ~		779	684
Crestline Denali CLO Ltd. 6.717% due 10/23/2031 •		11,829	11,825

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2024 (Unaudited)

Cutwater Ltd. 6.796% due 01/15/2029 •		1,349	1,352
CVC Cordatus Loan Fund DAC 4.570% due 09/15/2031 •	EUR	4,335	4,652
CVC Cordatus Opportunity Loan Fund DAC 5.289% due 08/15/2033 •		4,500	4,850
ECAF Ltd.
3.473% due 06/15/2040		$97	65
4.947% due 06/15/2040		284	198
ECMC Group Student Loan Trust 6.185% due 02/27/2068 •		4,423	4,375
Gallatin CLO Ltd. 6.666% due 07/15/2031 •		8,484	8,476
GoldenTree Loan Management EUR CLO DAC 4.870% due 01/20/2032 •	EUR	3,200	3,430
Greywolf CLO Ltd. 6.746% due 01/27/2031 •		$5,198	5,197
GSAMP Trust 6.224% due 07/25/2045 •		1,072	1,041
Harvest CLO DAC 4.582% due 10/15/2031 •	EUR	7,221	7,744
Home Partners of America Trust 2.200% due 01/17/2041		$2,389	2,097
LCCM Trust 6.890% due 11/15/2038 •		4,946	4,880
MACH Cayman Ltd. 3.474% due 10/15/2039		1,364	1,235
Man GLG Euro CLO DAC
4.622% due 10/15/2030 •	EUR	1,261	1,360
4.630% due 12/15/2031 •		6,726	7,230
Marble Point CLO Ltd. 6.616% due 10/15/2030 •		$2,780	2,786
Merrill Lynch Mortgage Investors Trust 5.684% due 02/25/2037 •		137	40
METAL LLC 4.581% due 10/15/2042		1,625	1,032
Morgan Stanley ABS Capital, Inc. Trust 6.694% due 07/25/2037 •		7,000	5,903
Morgan Stanley Mortgage Loan Trust 6.164% due 04/25/2037 •		87	24
Navient Student Loan Trust 6.485% due 12/27/2066 •		9,723	9,728
OCP Euro CLO DAC 4.850% due 09/22/2034 •	EUR	7,200	7,746
OZLM Ltd. 6.521% due 10/20/2031 •		$3,460	3,470
Palmer Square CLO Ltd. 6.963% due 10/20/2033 •		10,700	10,744
Palmer Square European Loan Funding DAC 4.662% due 10/15/2031 •	EUR	4,790	5,104
Palmer Square Loan Funding Ltd. 6.376% due 10/15/2029 •		$4,949	4,945
PRET LLC
1.868% due 07/25/2051 þ		3,825	3,703
1.992% due 02/25/2061 þ		1,925	1,882
Progress Residential Trust 2.393% due 12/17/2040		2,056	1,827
PRPM LLC 3.720% due 02/25/2027 þ		3,018	2,939
Residential Asset Securities Corp. Trust
6.134% due 11/25/2035 •		459	456
6.164% due 01/25/2036 •		1,500	1,462
6.404% due 08/25/2035 •		4,201	4,126
Santander Drive Auto Receivables Trust
5.930% due 07/17/2028		2,300	2,334
5.980% due 04/16/2029		2,300	2,340
6.400% due 03/17/2031		2,300	2,369
Securitized Asset-Backed Receivables LLC Trust 6.224% due 02/25/2034 •		5,851	5,785
Segovia European CLO DAC 4.664% due 01/18/2031 •	EUR	789	849
Sound Point CLO Ltd.
6.477% due 01/23/2029 •		$418	419
6.566% due 07/25/2030 •		5,286	5,290
Starwood Commercial Mortgage Trust 6.641% due 04/18/2038 •		6,930	6,801
Stonepeak ABS 2.301% due 02/28/2033		874	814
Structured Asset Investment Loan Trust 6.149% due 03/25/2034 •		1,240	1,223
Toro European CLO DAC 4.856% due 01/12/2032 •	EUR	2,500	2,690
Venture CLO Ltd.
6.456% due 04/15/2027 •		$3,436	3,436
6.479% due 10/20/2028 •		2,561	2,564
6.599% due 04/20/2029 •		1,592	1,594

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2024 (Unaudited)

Verizon Master Trust 5.350% due 09/22/2031	8,000	8,170
Vertical Bridge Holdings LLC 3.706% due 02/15/2057	2,000	1,647
WAVE LLC 3.597% due 09/15/2044	1,722	1,535

Total Asset-Backed Securities (Cost $313,601)		302,922

	SHARES
PREFERRED SECURITIES 1.6%
BANKING & FINANCE 1.6%
Capital Farm Credit ACA 5.000% due 03/15/2026 •(d)	4,700,000	4,433
Charles Schwab Corp.
4.000% due 12/01/2030 •(d)	5,000,000	4,226
5.000% due 12/01/2027 •(d)	5,000,000	4,562
CoBank ACB
4.250% due 01/01/2027 •(d)	2,000,000	1,648
6.450% due 10/01/2027 •(d)	5,500,000	5,457
MetLife Capital Trust 7.875% due 12/15/2067	600,000	645

Total Preferred Securities (Cost $22,732)		20,971

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (g) 0.2%		3,026

U.S. TREASURY BILLS 0.1%
5.379% due 05/02/2024 - 06/13/2024 (a)(b)	1,126	1,116

Total Short-Term Instruments (Cost $4,142)		4,142

Total Investments in Securities (Cost $2,094,164)		2,040,435

	SHARES
INVESTMENTS IN AFFILIATES 1.3%
SHORT-TERM INSTRUMENTS 1.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%
PIMCO Short-Term Floating NAV Portfolio III	1,783,045	17,344

Total Short-Term Instruments (Cost $17,339)		17,344

Total Investments in Affiliates (Cost $17,339)		17,344

Total Investments 152.4% (Cost $2,111,503)		$2,057,779
Financial Derivative Instruments (i)(k) 0.2%(Cost or Premiums, net $(4,362))		2,274
Other Assets and Liabilities, net (52.6)%		(709,554)

Net Assets 100.0%		$1,350,499

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Morgan Stanley	0.000%	04/02/2032	02/11/2020	$6,176	$4,397	0.33%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$3,026	U.S. Treasury Notes 5.000% due 09/30/2025	$(3,087)	$3,026	$3,027

Total Repurchase Agreements	$(3,087)	$3,026	$3,027

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BRC	5.300%	02/26/2024	TBD(3)	$(8,579)	$(8,623)
JPS	5.300	03/22/2024	05/03/2024	(1,418)	(1,420)

Total Reverse Repurchase Agreements	$(10,043)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (6.5)%
Uniform Mortgage-Backed Security, TBA	4.500%	04/01/2054	$91,616	$(87,137)	$(87,253)

Total Short Sales (6.5)%	$(87,137)	$(87,253)

(h)	Securities with an aggregate market value of $10,529 have been pledged as collateral under the terms of master agreements as of March 31, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2024 was $(3,801) at a weighted average interest rate of 5.300%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2024 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note May Futures	$109.000	04/26/2024	72	$72	$(19)	$(11)
Call - CBOT U.S. Treasury 10-Year Note May Futures	113.000	04/26/2024	72	72	(41)	(7)

Total Written Options	$(60)	$(18)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond June Futures	06/2024	596	$52,949	$285	$0	$(9)
U.S. Treasury 10-Year Note June Futures	06/2024	266	29,472	25	0	(21)

$310	$0	$(30)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note June Futures	06/2024	2,847	$(582,167)	$191	$578	$0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2024	1,953	(223,832)	(1,653)	0	(30)

$(1,462)	$578	$(30)

Total Futures Contracts	$(1,152)	$578	$(60)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2025	0.374%	$3,700	$21	$8	$29	$0	$0
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.515	700	5	4	9	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.732	1,500	17	(6)	11	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.442	EUR	2,000	25	18	43	0	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.511	2,000	17	26	43	1	0
Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	0.339	$3,500	35	4	39	0	(2)
General Electric Co.	1.000	Quarterly	06/20/2024	0.096	3,400	17	(9)	8	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.101	1,400	12	(2)	10	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.170	400	6	1	7	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.261	1,800	8	2	10	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.439	1,400	12	8	20	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.518	3,900	24	46	70	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.567	1,000	5	13	18	0	0

$204	$113	$317	$1	$(3)

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2024 (Unaudited)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	12/18/2025	$175,700	$130	$1,146	$1,276	$122	$0
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033	5,400	(24)	159	135	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	5,400	(13)	160	147	0	(4)
Pay	CAONREPO Index	4.000	Semi-Annual	06/21/2025	CAD	619,500	(5,102)	888	(4,214)	0	(299)
Receive	CAONREPO Index	3.500	Semi-Annual	06/01/2032	76,900	(577)	442	(135)	82	0

$(5,586)	$2,795	$(2,791)	$204	$(308)

Total Swap Agreements	$(5,382)	$2,908	$(2,474)	$205	$(311)

(j)	Securities with an aggregate market value of $24,825 and cash of $2,756 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	04/2024	$40	AUD	60	$0	$0
05/2024	AUD	60	$40	0	0
BOA	04/2024	$55	AUD	84	0	0
05/2024	AUD	85	$55	0	0
BPS	04/2024	217	141	0	0
04/2024	EUR	4,165	4,560	67	0
04/2024	GBP	28,991	36,802	211	0
04/2024	$1,040	CAD	1,413	3	0
05/2024	12	TWD	381	0	0
06/2024	INR	1,564	$19	0	0
06/2024	$175	TWD	5,410	0	(4)
07/2024	334	PLN	1,353	5	0
BRC	04/2024	2,823	TRY	94,297	0	(3)
05/2024	8,130	276,168	0	(36)
CBK	05/2024	1,380	GBP	1,092	0	(1)
06/2024	COP	2,926,064	$734	0	(13)
DUB	04/2024	EUR	85,395	92,817	689	0
JPM	04/2024	CAD	9,883	7,325	28	0
05/2024	$8,952	TRY	304,641	3	(8)
06/2024	IDR	6,117,205	$387	2	0
06/2024	INR	732	9	0	0
06/2024	$140	KRW	183,150	0	(4)
06/2024	1	MXN	16	0	0
06/2024	436	TWD	13,405	0	(13)
MBC	04/2024	6,247	CAD	8,472	8	0
04/2024	36,618	GBP	28,991	0	(27)
05/2024	CAD	8,468	$6,247	0	(8)
05/2024	GBP	28,991	36,624	27	0
06/2024	INR	513	6	0	0
MYI	04/2024	$96,922	EUR	89,560	0	(300)
05/2024	EUR	89,560	$97,040	306	0
06/2024	IDR	3,639,691	234	5	0
06/2024	INR	1,792	22	0	0
06/2024	$19	KRW	25,113	0	(1)
SCX	06/2024	INR	5,829	$70	0	0
SSB	05/2024	MXN	12,109	713	0	(11)
TOR	05/2024	AUD	72	47	0	0

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2024 (Unaudited)

UAG	04/2024	$188	ZAR	3,527	0	(2)

Total Forward Foreign Currency Contracts	$1,354	$(431)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.500%	02/13/2025	$32,900	$505	$323
DUB	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.500	02/13/2025	65,900	992	646

Total Purchased Options	$1,497	$969

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680%	04/15/2024	$6,000	$(20)	$(11)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.080	04/15/2024	6,000	(20)	(5)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.685	04/18/2024	6,000	(24)	(14)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	04/18/2024	6,100	(21)	(24)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.085	04/18/2024	6,000	(24)	(7)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	04/18/2024	6,100	(21)	(4)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	04/12/2024	8,000	(28)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.950	04/12/2024	8,000	(28)	(19)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.624	04/01/2024	6,100	(23)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.627	04/01/2024	6,100	(22)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.688	04/01/2024	6,100	(22)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.024	04/01/2024	6,100	(23)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.027	04/01/2024	6,100	(22)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.088	04/01/2024	6,100	(22)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	04/11/2024	4,200	(16)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.900	04/11/2024	4,200	(16)	(14)

Total Written Options	$(352)	$(103)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Mexico Government International Bond	1.000%	Quarterly	12/20/2024	0.153%	$1,700	$(14)	$25	$11	$0
Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.835	400	(4)	7	3	0
JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.360	600	(5)	13	8	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.153	1,400	(12)	21	9	0
Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.315	200	(3)	5	2	0
Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.461	2,000	5	23	28	0
Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.531	700	(2)	12	10	0
Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.723	500	(10)	16	6	0

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2024 (Unaudited)

Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.835	1,900	(20)	34	14	0

Total Swap Agreements	$(65)	$156	$91	$0

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$5,433	$0	$5,433
Corporate Bonds & Notes
Banking & Finance	0	418,329	0	418,329
Industrials	0	114,570	0	114,570
Utilities	0	21,574	0	21,574
Municipal Bonds & Notes
California	0	9,204	0	9,204
Illinois	0	1,017	0	1,017
New Jersey	0	3,648	0	3,648
Virginia	0	2,681	0	2,681
West Virginia	0	8,252	0	8,252
U.S. Government Agencies	0	829,843	0	829,843
U.S. Treasury Obligations	0	178,725	0	178,725
Non-Agency Mortgage-Backed Securities	0	118,723	401	119,124
Asset-Backed Securities	0	302,922	0	302,922
Preferred Securities
Banking & Finance	0	20,971	0	20,971
Short-Term Instruments
Repurchase Agreements	0	3,026	0	3,026
U.S. Treasury Bills	0	1,116	0	1,116

$0	$2,040,034	$401	$2,040,435
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$17,344	$0	$0	$17,344

Total Investments	$17,344	$2,040,034	$401	$2,057,779

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(87,253)	$0	$(87,253)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	783	0	783
Over the counter	0	2,414	0	2,414

$0	$3,197	$0	$3,197
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(9)	(380)	0	(389)
Over the counter	0	(534)	0	(534)

$(9)	$(914)	$0	$(923)

Total Financial Derivative Instruments	$(9)	$2,283	$0	$2,274

Totals	$17,335	$1,955,064	$401	$1,972,800

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Schedule of Investments PIMCO Fixed Income SHares: Series LD	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 126.9% ¤
CORPORATE BONDS & NOTES 45.0%
BANKING & FINANCE 24.9%
ABN AMRO Bank NV 6.575% due 10/13/2026 •		$300	$303
Athene Global Funding 5.684% due 02/23/2026		800	803
Banco Santander SA 3.892% due 05/24/2024 (c)		1,000	998
Bank of America Corp. 0.976% due 04/22/2025 •(c)		2,200	2,194
Barclays PLC
5.304% due 08/09/2026 •		600	597
6.501% (BBSW3M + 2.150%) due 06/26/2024 ~	AUD	500	327
BPCE SA 6.612% due 10/19/2027 •		$400	409
Ford Motor Credit Co. LLC 4.134% due 08/04/2025		400	391
FS KKR Capital Corp. 1.650% due 10/12/2024 (c)		1,200	1,172
HSBC Holdings PLC 6.962% (TSFR3M + 1.642%) due 09/12/2026 ~(c)		2,070	2,092
LeasePlan Corp. NV 2.875% due 10/24/2024 (c)		2,100	2,066
Lloyds Banking Group PLC
4.716% due 08/11/2026 •		1,000	988
5.750% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	1,000	654
SMBC Aviation Capital Finance DAC 3.550% due 04/15/2024		$300	300
Synchrony Financial 4.250% due 08/15/2024 (c)		600	596
UBS Group AG 4.488% due 05/12/2026 •(c)		700	690
VICI Properties LP 4.375% due 05/15/2025		300	295

			14,875

INDUSTRIALS 16.1%
Berry Global, Inc.
1.570% due 01/15/2026 (c)		600	561
4.875% due 07/15/2026 (c)		600	589
Broadcom, Inc. 3.459% due 09/15/2026		900	866
DAE Funding LLC 1.550% due 08/01/2024		600	590
Hyundai Capital America 5.500% due 03/30/2026		800	802
Imperial Brands Finance PLC 3.125% due 07/26/2024 (c)		650	644
International Flavors & Fragrances, Inc. 1.230% due 10/01/2025		1,000	936
Renesas Electronics Corp. 1.543% due 11/26/2024 (c)		1,700	1,651
TD SYNNEX Corp. 1.250% due 08/09/2024 (c)		1,000	984
Transurban Queensland Finance Pty. Ltd. 6.404% (BBSW3M + 2.050%) due 12/16/2024 ~	AUD	1,500	984
Warnermedia Holdings, Inc. 3.638% due 03/15/2025		$700	686
Westinghouse Air Brake Technologies Corp. 4.700% due 09/15/2028		300	295

			9,588

UTILITIES 4.0%
AES Corp. 1.375% due 01/15/2026		1,300	1,204
Israel Electric Corp. Ltd. 5.000% due 11/12/2024		500	498
Pacific Gas & Electric Co.
2.950% due 03/01/2026 (c)		100	96
4.950% due 06/08/2025		500	496

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2024 (Unaudited)

Trans-Allegheny Interstate Line Co. 3.850% due 06/01/2025 (c)		100	98

			2,392

Total Corporate Bonds & Notes (Cost $27,514)			26,855

U.S. GOVERNMENT AGENCIES 10.1%
Freddie Mac 1.000% due 09/15/2044		1,318	1,118
Ginnie Mae
5.893% due 10/20/2037 •		17	17
6.124% due 08/20/2061 •		1	1
Uniform Mortgage-Backed Security, TBA 5.000% due 04/01/2054		0	4,879

Total U.S. Government Agencies (Cost $1,342)			6,015

NON-AGENCY MORTGAGE-BACKED SECURITIES 28.4%
Banc of America Funding Trust 6.496% due 09/20/2034 «~		7	7
Bear Stearns Adjustable Rate Mortgage Trust
5.711% due 01/25/2034 ~		3	3
6.033% due 11/25/2034 ~		16	14
6.262% due 04/25/2033 «~		8	8
BWAY Mortgage Trust 6.690% due 09/15/2036 •		1,000	951
BX Trust 6.139% due 01/15/2034 •		920	915
Citigroup Mortgage Loan Trust
5.000% due 05/25/2051 •		870	808
7.780% due 10/25/2035 •		2	2
Credit Suisse First Boston Mortgage Securities Corp.
4.921% due 06/25/2033 «~		5	4
6.500% due 04/25/2033 «		11	11
DROP Mortgage Trust 6.589% due 10/15/2043 •		1,000	963
Extended Stay America Trust 6.519% due 07/15/2038 •		1,189	1,189
GCAT Trust
1.348% due 05/25/2066 ~		500	420
1.503% due 05/25/2066 ~		500	420
GCT Commercial Mortgage Trust 6.240% due 02/15/2038 •		200	168
Gemgarto PLC 5.812% due 12/16/2067 •	GBP	553	698
GS Mortgage Securities Corp. Trust 8.726% due 08/15/2039 •		$1,200	1,207
GS Mortgage-Backed Securities Trust
5.000% due 12/25/2051 •		409	380
5.000% due 02/25/2052 •		1,222	1,135
GSR Mortgage Loan Trust
5.063% due 09/25/2035 ~		2	1
7.558% due 08/25/2033 «•		28	26
Impac CMB Trust
6.084% due 03/25/2035 •		114	108
6.444% due 07/25/2033 «•		21	20
InTown Mortgage Trust 7.814% due 08/15/2039 •		400	403
JP Morgan Chase Commercial Mortgage Securities Trust 6.823% due 12/15/2031 •		286	242
JP Morgan Mortgage Trust
5.297% due 09/25/2034 «~		4	4
5.315% due 02/25/2035 «~		1	1
6.138% due 04/25/2035 «~		7	6
6.490% due 02/25/2034 «~		8	8
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.920% due 06/15/2030 •		4	4
6.020% due 10/20/2029 •		4	4
Merrill Lynch Mortgage Investors Trust
5.446% due 02/25/2035 ~		46	44
5.904% due 04/25/2029 •		1	1
6.084% due 10/25/2028 «•		1	1
MFA Trust
1.131% due 07/25/2060 ~		520	460
1.381% due 04/25/2065 ~		109	101
6.105% due 12/25/2068 þ		193	193
Morgan Stanley Mortgage Loan Trust 6.173% due 11/25/2034 «~		1	1
Morgan Stanley Residential Mortgage Loan Trust 5.000% due 09/25/2051 •		163	151
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		259	236
3.500% due 12/25/2057 ~		495	471
NYO Commercial Mortgage Trust 6.535% due 11/15/2038 •		1,000	970

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2024 (Unaudited)

OBX Trust 6.520% due 07/25/2063 þ		356	359
Prime Mortgage Trust 5.844% due 02/25/2034 •		2	2
RESIMAC Premier 6.087% due 02/03/2053 •		306	305
Sequoia Mortgage Trust
6.141% due 10/19/2026 «•		19	18
6.203% due 10/20/2027 «•		3	2
Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 «~		3	2
6.021% due 07/19/2034 «•		12	11
6.101% due 09/19/2032 •		2	2
Thornburg Mortgage Securities Trust
5.378% due 04/25/2045 «~		7	6
6.084% due 09/25/2043 •		2	2
Towd Point Mortgage Funding 6.366% due 10/20/2051 •	GBP	131	165
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		$264	247
3.750% due 05/25/2058 ~		507	488
6.444% due 05/25/2058 •		330	336
6.444% due 10/25/2059 •		294	296
Trinity Square PLC 6.072% due 07/15/2059 •	GBP	1,228	1,551
Verus Securitization Trust 5.712% due 01/25/2069 þ		$295	293
WaMu Mortgage Pass-Through Certificates Trust
5.984% due 12/25/2045 •		64	63
6.024% due 10/25/2045 •		10	10
6.184% due 11/25/2034 •		27	25
6.244% due 06/25/2044 •		10	9
6.489% due 06/25/2042 •		2	2

Total Non-Agency Mortgage-Backed Securities (Cost $17,876)			16,953

ASSET-BACKED SECURITIES 39.0%
522 Funding CLO Ltd. 6.619% due 10/20/2031 •		581	583
Amortizing Residential Collateral Trust 6.444% due 10/25/2034 •		118	116
Apidos CLO 6.508% due 07/17/2030 •		275	275
Bear Stearns Asset-Backed Securities Trust
6.244% due 10/27/2032 «•		13	13
6.569% due 03/25/2035 •		319	316
6.644% due 01/25/2045 «•		34	34
Blackrock European CLO DAC 4.562% due 10/15/2031 •	EUR	1,963	2,105
BXMT Ltd. 6.840% due 11/15/2037 •		$850	826
Carlyle Euro CLO DAC 4.642% due 01/15/2031 •	EUR	731	782
Carlyle Global Market Strategies Euro CLO DAC 4.651% due 11/15/2031 •		698	749
Carlyle U.S. CLO Ltd. 6.579% due 04/20/2031 •		$1,042	1,044
CBAM Ltd. 6.699% due 10/20/2029 •		454	455
Chase Funding Trust 6.184% due 10/25/2032 •		33	33
Countrywide Asset-Backed Certificates Trust 5.201% due 05/25/2036 •		211	207
Delta Funding Home Equity Loan Trust 6.260% due 09/15/2029 «•		4	3
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046		867	751
Finance America Mortgage Loan Trust 6.269% due 08/25/2034 •		87	82
First Franklin Mortgage Loan Trust 5.764% due 04/25/2036 •		883	855
GM Financial Consumer Automobile Receivables Trust 5.939% due 03/16/2026 •		310	310
GoldenTree Loan Management U.S. CLO Ltd. 6.489% due 11/20/2030 •		783	783
GSAMP Trust 5.964% due 06/25/2036 •		401	382
Halseypoint CLO Ltd. 6.679% due 07/20/2031 •		753	754
Harvest CLO DAC 1.040% due 07/15/2031	EUR	400	411
HERA Commercial Mortgage Ltd. 6.491% due 02/18/2038 •		$668	659
Jubilee CLO DAC 4.552% due 04/15/2030 •	EUR	688	741

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2024 (Unaudited)

LCM Ltd. 6.659% due 04/20/2031 •		$250	250
MF1 Ltd.
6.521% due 10/16/2036 •		94	94
7.140% due 11/15/2035 •		267	268
MF1 Multifamily Housing Mortgage Loan Trust 6.290% due 07/15/2036 •		225	224
MidOcean Credit CLO 6.611% due 01/29/2030 •		302	302
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		414	373
1.690% due 05/15/2069		728	660
New Century Home Equity Loan Trust 6.374% due 11/25/2034 •		494	485
NovaStar Mortgage Funding Trust 3.332% due 01/25/2036 •		295	291
OCP Euro CLO DAC 4.850% due 09/22/2034 •	EUR	500	538
Palmer Square European Loan Funding DAC 4.722% due 04/15/2031 •		192	205
PFP Ltd. 6.439% due 08/09/2037 •		$392	391
PRET LLC
1.992% due 02/25/2061 þ		289	282
2.487% due 07/25/2051 þ		402	393
RAAC Trust 5.994% due 01/25/2046 •		344	340
Securitized Asset-Backed Receivables LLC Trust 6.119% due 01/25/2035 •		269	239
SLM Student Loan Trust
6.373% due 04/25/2049 •		82	82
7.323% due 10/25/2024 •		149	149
SMB Private Education Loan Trust
6.040% due 03/17/2053 •		96	94
6.294% due 09/15/2054 •		1,411	1,406
SoFi Professional Loan Program LLC 3.020% due 02/25/2040		48	46
TCW CLO Ltd. 6.556% due 04/25/2031 •		978	977
Toro European CLO DAC 4.856% due 01/12/2032 •	EUR	500	538
Towd Point Asset Trust 6.143% due 11/20/2061 •		$214	211
Venture CLO Ltd.
6.599% due 04/20/2029 •		52	52
6.679% due 01/20/2029 •		133	133
Voya CLO Ltd. 6.576% due 10/15/2030 •		986	987

Total Asset-Backed Securities (Cost $24,324)			23,279

SOVEREIGN ISSUES 2.1%
Brazil Letras do Tesouro Nacional 0.000% due 07/01/2024 (a)	BRL	6,400	1,246

Total Sovereign Issues (Cost $1,282)			1,246

SHORT-TERM INSTRUMENTS 2.3%
REPURCHASE AGREEMENTS (b) 2.3%			1,396

Total Short-Term Instruments (Cost $1,396)			1,396

Total Investments in Securities (Cost $73,734)			75,744

		SHARES
INVESTMENTS IN AFFILIATES 0.7%
SHORT-TERM INSTRUMENTS 0.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%
PIMCO Short-Term Floating NAV Portfolio III		42,577	414

Total Short-Term Instruments (Cost $414)			414

Total Investments in Affiliates (Cost $414)			414

Total Investments 127.6% (Cost $74,148)			$76,158
Financial Derivative Instruments (d)(e) 0.0%(Cost or Premiums, net $(28))			37
Other Assets and Liabilities, net (27.6)%			(16,501)

Net Assets 100.0%			$59,694

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$1,396	U.S. Treasury Notes 5.000% due 09/30/2025	$(1,424)	$1,396	$1,396

Total Repurchase Agreements	$(1,424)	$1,396	$1,396

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

NOM	5.500%	07/28/2023	TBD(3)	$(1,215)	$(1,261)
RDR	5.500	07/28/2023	TBD(3)	(1,906)	(1,978)
SOG	5.490	07/28/2023	TBD(3)	(1,126)	(1,170)
5.500	07/28/2023	TBD(3)	(1,484)	(1,542)
5.570	07/28/2023	TBD(3)	(955)	(992)
TDM	5.490	07/28/2023	TBD(3)	(2,597)	(2,696)
5.500	03/12/2024	TBD(3)	(2,086)	(2,086)
5.500	03/13/2024	TBD(3)	(2,844)	(2,852)
5.510	07/28/2023	TBD(3)	(1,254)	(1,301)

Total Reverse Repurchase Agreements	$(15,878)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (17.1)%
Uniform Mortgage-Backed Security, TBA	4.000%	05/01/2054	$11,000	$(10,142)	$(10,192)

Total Short Sales (17.1)%	$(10,142)	$(10,192)

(c)	Securities with an aggregate market value of $16,610 and cash of $11 have been pledged as collateral under the terms of master agreements as of March 31, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2024 was $(18,842) at a weighted average interest rate of 5.496%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond June Futures	06/2024	31	$2,355	$(1)	$12	$0
U.S. Treasury 2-Year Note June Futures	06/2024	358	73,205	(12)	0	(73)

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2024 (Unaudited)

U.S. Treasury 5-Year Note June Futures	06/2024	94	10,059	12	0	(11)

$(1)	$12	$(84)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note June Futures	06/2024	27	$(2,992)	$(21)	$2	$0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2024	96	(11,003)	(95)	0	(1)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2024	17	(2,193)	(65)	0	(8)

$(181)	$2	$(9)

Total Futures Contracts	$(182)	$14	$(93)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	6-Month AUD-BBR-BBSW	4.500%	Semi-Annual	09/20/2033	AUD	3,300	$(28)	$83	$55	$12	$0

Total Swap Agreements	$(28)	$83	$55	$12	$0

Cash of $743 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.
(1)	Unsettled variation margin liability of $(5) for closed futures is outstanding at period end.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2024	$685	AUD	1,045	$0	$(3)
05/2024	AUD	1,045	$685	4	0
BPS	04/2024	602	391	0	(1)
04/2024	BRL	8,459	1,724	38	0
04/2024	EUR	616	668	4	0
04/2024	GBP	2,061	2,616	15	0
04/2024	JPY	141,273	936	2	0
04/2024	SEK	6,990	667	14	0
04/2024	$70	AUD	106	0	(1)
04/2024	1,693	BRL	8,459	0	(6)
04/2024	2,612	GBP	2,064	0	(7)
05/2024	GBP	1,921	$2,432	7	0
05/2024	$820	JPY	123,309	0	(1)
BRC	04/2024	GBP	617	$785	6	0
DUB	04/2024	BRL	2,237	448	2	0
04/2024	EUR	5,664	6,156	46	0
04/2024	$445	BRL	2,237	1	0
05/2024	BRL	2,244	$445	0	(1)
GLM	07/2024	4,600	929	19	0
JPM	04/2024	AUD	64	42	0	0
04/2024	BRL	6,215	1,244	5	0
04/2024	CAD	1,056	783	3	0
04/2024	CHF	595	669	9	0
04/2024	$1,275	BRL	6,215	0	(36)
04/2024	822	CAD	1,117	2	0
04/2024	779	GBP	614	0	(4)
05/2024	CAD	1,055	$777	0	(2)
05/2024	$451	BRL	2,227	0	(8)
07/2024	BRL	1,800	$362	7	0
MYI	04/2024	JPY	91,954	608	1	0
04/2024	$6,796	EUR	6,280	0	(21)
04/2024	663	SEK	6,990	0	(10)
05/2024	EUR	6,280	$6,804	21	0
05/2024	SEK	6,981	663	10	0
05/2024	$608	JPY	91,536	0	(1)
SSB	04/2024	40	EUR	37	0	0
TOR	04/2024	AUD	1,379	$904	5	0
04/2024	$660	CHF	595	0	0
04/2024	1,561	JPY	233,370	0	(20)
05/2024	AUD	894	$584	1	0
05/2024	CHF	593	660	0	0

Total Forward Foreign Currency Contracts	$222	$(122)

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2024 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.900%	09/09/2024	12,500	$11	$13

Total Purchased Options	$11	$13

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.342%	09/09/2024	12,500	$(11)	$(4)

Total Written Options	$(11)	$(4)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$14,875	$0	$14,875
Industrials	0	9,588	0	9,588
Utilities	0	2,392	0	2,392
U.S. Government Agencies	0	6,015	0	6,015
Non-Agency Mortgage-Backed Securities	0	16,817	136	16,953
Asset-Backed Securities	0	23,229	50	23,279
Sovereign Issues	0	1,246	0	1,246
Short-Term Instruments
Repurchase Agreements	0	1,396	0	1,396

$0	$75,558	$186	$75,744
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$414	$0	$0	$414

Total Investments	$414	$75,558	$186	$76,158

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(10,192)	$0	$(10,192)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	12	14	0	26
Over the counter	0	235	0	235

$12	$249	$0	$261
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(93)	0	(93)
Over the counter	0	(126)	0	(126)

$0	$(219)	$0	$(219)

Total Financial Derivative Instruments	$12	$30	$0	$42

Totals	$426	$65,396	$186	$66,008

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Schedule of Investments PIMCO Fixed Income SHares: Series M	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 147.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~		$8,064	$7,158

Total Loan Participations and Assignments (Cost $8,055)			7,158

CORPORATE BONDS & NOTES 24.8%
BANKING & FINANCE 19.7%
Ally Financial, Inc. 6.848% due 01/03/2030 •		3,600	3,708
American Tower Corp.
5.250% due 07/15/2028		2,600	2,602
5.550% due 07/15/2033		1,100	1,109
Antares Holdings LP 7.950% due 08/11/2028		7,550	7,852
Aviation Capital Group LLC 6.750% due 10/25/2028		5,250	5,478
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		243	216
4.250% due 04/15/2026		4,600	4,441
Banco Bilbao Vizcaya Argentaria SA 6.033% due 03/13/2035 •		5,000	5,077
Banco Santander SA
5.538% due 03/14/2030 •		6,800	6,802
5.552% due 03/14/2028 •		2,000	2,001
Bank of America Corp. 5.288% due 04/25/2034 •		15,000	14,961
Barclays PLC 4.972% due 05/16/2029 •		3,100	3,039
BGC Group, Inc. 8.000% due 05/25/2028		4,300	4,572
Blue Owl Capital Corp. 2.875% due 06/11/2028		9,700	8,579
BPCE SA
6.714% due 10/19/2029 •		7,500	7,850
7.003% due 10/19/2034 •		7,500	8,169
Capital One Financial Corp. 7.624% due 10/30/2031 •		5,000	5,526
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		4,000	3,706
CI Financial Corp. 4.100% due 06/15/2051		5,000	3,127
Citigroup, Inc.
2.976% due 11/05/2030 •		15,000	13,328
3.785% due 03/17/2033 •		5,000	4,468
6.270% due 11/17/2033 •(i)		10,000	10,566
Constellation Insurance, Inc. 6.800% due 01/24/2030		6,300	6,161
Credit Suisse AG AT1 Claim		5,500	632
Deutsche Bank AG 5.625% due 05/19/2031 •	EUR	900	983
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		$2,000	1,572
Essex Portfolio LP 5.500% due 04/01/2034		5,000	5,008
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		4,000	3,952
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		200	192
4.134% due 08/04/2025		1,000	978
6.125% due 03/08/2034		4,000	4,024
6.800% due 05/12/2028		10,000	10,394
6.950% due 03/06/2026		4,500	4,588
7.350% due 11/04/2027		5,000	5,246
FS KKR Capital Corp. 2.625% due 01/15/2027		9,000	8,170
GA Global Funding Trust 5.500% due 01/08/2029		3,000	3,013
Global Atlantic Fin Co. 6.750% due 03/15/2054		400	411
Goldman Sachs Group, Inc. 6.561% due 10/24/2034 •		5,000	5,457

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2024 (Unaudited)

HSBC Holdings PLC
2.848% due 06/04/2031 •		1,600	1,381
4.583% due 06/19/2029 •		3,400	3,301
ING Groep NV 4.500% due 05/23/2029 •	EUR	400	445
Invitation Homes Operating Partnership LP 4.150% due 04/15/2032		$1,101	1,008
Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •		6,700	6,065
4.300% due 02/01/2061		4,000	2,552
Lloyds Banking Group PLC 7.500% due 09/27/2025 •(e)(f)		6,000	5,991
Massachusetts Mutual Life Insurance Co. 5.077% due 02/15/2069 •		4,500	4,035
Morgan Stanley
0.000% due 04/02/2032 þ(g)		8,000	5,025
5.250% due 04/21/2034 •		20,000	19,851
Sabra Health Care LP 3.900% due 10/15/2029		4,600	4,151
Santander Holdings USA, Inc. 3.244% due 10/05/2026		2,000	1,890
Tesco Property Finance PLC
5.661% due 10/13/2041	GBP	94	120
5.744% due 04/13/2040		582	751
5.801% due 10/13/2040		637	823
Trustage Financial Group, Inc. 4.625% due 04/15/2032		$5,300	4,626
UBS Group AG 5.699% due 02/08/2035 •		9,000	9,050
Wells Fargo & Co. 3.350% due 03/02/2033 •		7,000	6,076

			265,099

INDUSTRIALS 3.6%
Air Canada 4.625% due 08/15/2029	CAD	900	636
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		$2,540	2,481
American Airlines Pass-Through Trust
3.150% due 08/15/2033		4,698	4,209
3.375% due 11/01/2028		4,545	4,299
3.500% due 08/15/2033		470	410
4.000% due 01/15/2027		847	822
Bacardi Ltd. 4.700% due 05/15/2028		1,000	976
Bowdoin College 4.693% due 07/01/2112		6,600	5,516
Cheniere Energy, Inc. 5.650% due 04/15/2034		2,000	2,015
CVS Pass-Through Trust 7.507% due 01/10/2032		4,260	4,411
Energy Transfer LP 4.200% due 04/15/2027		300	292
Flex Intermediate Holdco LLC
3.363% due 06/30/2031		2,800	2,262
4.317% due 12/30/2039		2,800	2,047
Marvell Technology, Inc. 4.875% due 06/22/2028		6,650	6,567
Mundys SpA 1.875% due 02/12/2028	EUR	400	398
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		$3,100	2,897
Odebrecht Oil & Gas Finance Ltd. 0.000% due 04/29/2024 (c)(e)		46	2
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028		1,700	1,622
Rolls-Royce PLC
1.625% due 05/09/2028	EUR	100	99
3.375% due 06/18/2026	GBP	100	121
5.750% due 10/15/2027		200	255
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030		$3,800	3,330
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		2,338	2,207
Warnermedia Holdings, Inc. 4.279% due 03/15/2032		1,500	1,341

			49,215

UTILITIES 1.5%
Appalachian Power Co. 5.650% due 04/01/2034		1,900	1,918
FORESEA Holding SA 7.500% due 06/15/2030		27	26

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2024 (Unaudited)

IPALCO Enterprises, Inc. 4.250% due 05/01/2030	2,600	2,423
Pacific Gas & Electric Co.
4.500% due 07/01/2040	1,500	1,282
4.550% due 07/01/2030	1,300	1,236
4.750% due 02/15/2044	3,000	2,534
4.950% due 07/01/2050	700	603
System Energy Resources, Inc. 6.000% due 04/15/2028	1,900	1,939
Texas Electric Market Stabilization Funding N LLC 5.167% due 02/01/2052	7,700	7,680

		19,641

Total Corporate Bonds & Notes (Cost $351,877)		333,955

MUNICIPAL BONDS & NOTES 1.3%
CALIFORNIA 1.2%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.850% due 06/01/2050	13,490	12,650
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010 7.168% due 07/01/2040	3,500	4,069

		16,719

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	600	670

Total Municipal Bonds & Notes (Cost $16,528)		17,389

U.S. GOVERNMENT AGENCIES 59.6%
Fannie Mae
4.713% due 05/25/2042 ~	6	6
5.087% due 05/01/2033 •	13	13
5.108% due 03/25/2041 ~	4	4
5.921% due 12/01/2034 •	19	19
5.965% due 09/01/2032 •	1	1
5.973% due 11/01/2032 •	4	4
6.123% due 10/01/2032 •	1	1
6.220% due 09/01/2027 •	8	8
6.335% due 01/01/2033 •	8	8
6.500% due 07/18/2027	3	3
Freddie Mac
3.955% due 08/01/2032 •	13	13
4.000% due 11/01/2047	7	7
5.883% due 08/15/2029 - 12/15/2031 •	5	5
5.933% due 09/15/2030 •	1	1
5.983% due 03/15/2032 •	1	1
6.000% due 12/15/2028	47	47
6.125% due 08/01/2029 •	1	1
6.252% due 02/01/2033 •	7	7
6.375% due 01/01/2032 - 10/01/2032 •	16	16
6.625% due 10/01/2032 •	35	34
7.000% due 04/01/2029 - 03/01/2030	5	5
7.500% due 08/15/2030	11	11
Ginnie Mae
3.625% (H15T1Y + 1.500%) due 09/20/2025 - 08/20/2026 ~	1	2
3.625% due 01/20/2027 - 03/20/2032 •	33	32
3.750% (H15T1Y + 1.500%) due 10/20/2025 - 10/20/2026 ~	1	0
3.750% due 10/20/2027 •	1	2
3.875% (H15T1Y + 1.500%) due 05/20/2024 - 06/20/2026 ~	1	1
3.875% due 04/20/2027 - 06/20/2032 •	12	12
4.000% (H15T1Y + 1.500%) due 06/20/2025 - 08/20/2025 ~	1	0
4.000% due 09/20/2027 •	1	1
Ginnie Mae, TBA 2.500% due 04/01/2054	350,900	298,914
Uniform Mortgage-Backed Security
3.000% due 01/01/2046 - 11/01/2051	47,819	41,354
3.500% due 05/01/2047	101	92
4.000% due 12/01/2044 - 09/01/2052	71,392	66,162
5.000% due 11/01/2033 - 07/01/2053	23,863	23,290
5.500% due 09/01/2053 - 12/01/2053	1,888	1,880
6.500% due 12/01/2028	1	1
Uniform Mortgage-Backed Security, TBA
3.000% due 04/01/2054	8,500	7,314
4.500% due 04/01/2054 - 05/01/2054	198,000	188,605
5.000% due 04/01/2054 - 05/01/2054	79,000	77,101
5.500% due 05/01/2054	48,100	47,865
6.500% due 04/01/2054	50,000	51,089

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2024 (Unaudited)

Vendee Mortgage Trust 6.500% due 09/15/2024		18	18

Total U.S. Government Agencies (Cost $807,275)			803,950

U.S. TREASURY OBLIGATIONS 6.0%
U.S. Treasury Inflation Protected Securities (d)
1.250% due 04/15/2028		51,403	49,947
1.750% due 01/15/2034		31,906	31,518

Total U.S. Treasury Obligations (Cost $81,711)			81,465

NON-AGENCY MORTGAGE-BACKED SECURITIES 19.2%
Adjustable Rate Mortgage Trust
4.100% due 01/25/2036 «~		5	5
4.523% due 11/25/2035 ~		63	44
4.698% due 02/25/2036 ~		77	49
American Home Mortgage Assets Trust
5.654% due 10/25/2046 •		335	177
5.824% due 09/25/2046 •		313	277
6.009% due 11/25/2046 •		473	131
Arroyo Mortgage Trust 4.950% due 07/25/2057 þ		2,318	2,278
Banc of America Alternative Loan Trust 6.000% due 07/25/2046		67	56
Banc of America Funding Trust
4.420% due 09/20/2047 ~		67	55
4.628% due 09/20/2046 ~		32	27
4.960% due 08/27/2036 ~		6,202	5,825
5.330% due 04/20/2035 ~		45	40
5.500% due 03/25/2036 «		6	5
5.721% due 02/20/2036 ~		75	70
5.823% due 10/20/2036 •		72	54
5.831% due 04/25/2037 ~		371	309
5.864% due 04/25/2037 •		58	48
6.043% due 05/20/2047 •		27	24
6.244% due 05/25/2037 •		55	46
Banc of America Mortgage Trust
4.409% due 05/25/2035 ~		193	169
5.141% due 07/25/2035 ~		5	5
5.500% due 09/25/2035 «		142	118
5.500% due 05/25/2037 «		67	47
5.677% due 02/25/2034 «~		62	59
BCAP LLC Trust
3.665% due 07/26/2036 ~		15	13
4.568% due 03/26/2037 ~		50	39
4.799% due 03/27/2037 ~		205	168
5.744% due 05/25/2047 •		27	25
5.884% due 05/25/2047 •		172	169
6.744% due 09/25/2047 •		51	43
7.844% due 10/25/2047 •		8,630	6,526
Bear Stearns Adjustable Rate Mortgage Trust
4.093% due 05/25/2034 «~		18	16
4.232% due 05/25/2047 ~		86	76
4.534% due 06/25/2035 «~		1	1
4.692% due 11/25/2034 ~		35	33
4.781% due 02/25/2036 ~		33	28
4.829% due 03/25/2035 ~		23	20
4.885% due 01/25/2035 «~		5	5
5.046% due 02/25/2034 «~		25	22
5.490% due 08/25/2035 «~		4	4
5.800% due 10/25/2035 ~		22	21
5.894% due 01/25/2034 ~		26	25
7.670% due 10/25/2035 •		147	137
8.065% due 12/25/2046 •		279	226
Bear Stearns ALT-A Trust
4.172% due 08/25/2036 ~		217	146
4.200% due 11/25/2036 ~		72	33
4.411% due 05/25/2036 ~		293	141
4.474% due 02/25/2036 ~		170	118
4.559% due 02/25/2036 ~		17	14
4.711% due 01/25/2036 ~		2,005	1,802
5.138% due 05/25/2035 ~		38	35
5.206% due 07/25/2035 ~		316	218
5.301% due 06/25/2034 ~		820	710
5.884% due 04/25/2036 •		60	53
Bear Stearns Asset-Backed Securities Trust 5.606% due 03/25/2036 •		183	62
Bear Stearns Mortgage Funding Trust 5.824% due 01/25/2037 •		47	42
Bear Stearns Structured Products, Inc. Trust 5.115% due 01/26/2036 ~		289	219
Benchmark Mortgage Trust 2.952% due 08/15/2057		4,565	4,096
Bruegel DAC 4.743% due 05/22/2031 •	EUR	5,412	5,634

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2024 (Unaudited)

BX Trust 6.423% due 05/15/2035 •	$4,000	3,987
Cascade Funding Mortgage Trust 2.800% due 06/25/2069 ~	448	439
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	6,369	5,646
3.250% due 09/25/2063 ~	3,887	3,425
Chase Mortgage Finance Trust
4.345% due 03/25/2037 ~	35	33
4.365% due 09/25/2036 ~	581	463
4.523% due 03/25/2037 ~	19	17
6.000% due 05/25/2037	96	43
ChaseFlex Trust
5.000% due 07/25/2037	68	22
6.044% due 07/25/2037 •	115	96
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates 4.229% due 08/25/2037 þ	21	17
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.673% due 10/25/2035 •	524	483
CIM Trust 5.500% due 08/25/2064 ~	17,245	17,233
Citigroup Mortgage Loan Trust
3.908% due 09/25/2037 «~	14	13
3.932% due 12/25/2035 ~	63	39
4.247% due 10/25/2046 ~	75	64
4.475% due 07/25/2037 ~	365	309
4.496% due 09/25/2037 ~	214	191
4.568% due 03/25/2037 ~	34	29
5.318% due 08/25/2035 ~	6	6
5.500% due 12/25/2035	109	57
5.861% due 08/25/2035 «~	145	138
5.884% due 01/25/2037 •	1,369	1,156
6.250% due 11/25/2037 ~	93	42
7.780% due 10/25/2035 •	38	37
7.860% due 11/25/2035 «•	10	9
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	6,692	5,843
6.500% due 06/25/2037	70	63
Commercial Mortgage Trust
2.240% due 02/10/2037 ~	450	432
3.545% due 02/10/2036	1,667	1,575
Community Program Loan Trust 4.500% due 04/01/2029	6	6
Countrywide Alternative Loan Resecuritization Trust
4.037% due 08/25/2037 ~	46	22
6.000% due 08/25/2037 ~	49	24
Countrywide Alternative Loan Trust
3.877% due 05/25/2036 «~	11	8
4.066% due 08/25/2035 ~	109	98
4.153% due 06/25/2037 ~	40	37
4.704% due 11/25/2035 ~	47	42
4.829% due 07/25/2035 •	23	20
5.500% due 05/25/2035 •	1,261	1,047
5.500% due 11/25/2035	70	42
5.500% due 02/25/2036	45	26
5.623% due 02/20/2047 •	763	584
5.653% due 07/20/2046 •	23	18
5.664% due 05/25/2035 •	760	693
5.704% due 12/25/2035 •	477	417
5.724% due 08/25/2037 •	315	273
5.750% due 07/25/2037	13	8
5.750% due 04/25/2047	96	52
5.754% due 08/25/2035 •	75	69
5.794% due 11/25/2036 •	3,413	2,887
5.804% due 11/25/2036 •	25	29
5.804% due 05/25/2047 •	590	540
5.824% due 07/25/2046 •	31	31
5.824% due 09/25/2046 •	174	161
5.944% due 06/25/2035 •	67	58
5.964% due 07/25/2035 •	69	60
6.000% due 12/25/2034	41	37
6.000% due 03/25/2036	143	63
6.000% due 08/25/2036 •	45	26
6.000% due 08/25/2036	436	252
6.000% due 02/25/2037	376	162
6.000% due 04/25/2037	6,537	5,414
6.000% due 05/25/2037	329	151
6.000% due 08/25/2037 •	336	172
6.089% due 02/25/2036 •	240	209
6.250% due 11/25/2036	55	41
6.339% due 11/25/2047 •	455	368
6.379% due 11/20/2035 •	4,032	3,452
6.440% due 03/25/2037 •	82	44
6.469% due 11/25/2047 •	1,264	1,023
6.500% due 05/25/2036	1,240	608
6.500% due 12/25/2036	59	26

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2024 (Unaudited)

6.500% due 08/25/2037		340	143
6.904% due 11/25/2035 •		601	542
Countrywide Asset-Backed Certificates Trust 5.944% due 03/25/2036 •		878	862
Countrywide Home Loan Mortgage Pass-Through Trust
3.691% due 10/20/2035 «~		2	2
3.778% due 05/20/2036 ~		79	73
4.062% due 02/20/2036 ~		104	92
4.178% due 05/20/2036 ~		26	24
4.240% due 06/25/2034 «~		355	316
4.279% due 11/25/2037 ~		71	63
4.706% due 11/25/2034 ~		33	30
4.725% due 01/25/2036 ~		23	21
4.925% due 08/25/2034 ~		1,897	1,831
5.500% due 07/25/2037		226	96
5.750% due 12/25/2035		59	29
5.904% due 05/25/2035 •		42	35
5.984% due 02/25/2035 «•		5	4
6.000% due 02/25/2037		207	95
6.000% due 03/25/2037		79	34
6.000% due 07/25/2037		161	69
6.064% due 03/25/2035 •		140	119
6.083% due 08/25/2034 ~		18	17
6.124% due 03/25/2036 «•		8	2
6.184% due 02/25/2035 •		180	151
6.224% due 02/25/2035 •		152	129
6.500% due 11/25/2036		551	187
7.884% due 02/20/2036 •		9	8
Countrywide Home Loan Reperforming REMIC Trust 6.000% due 03/25/2035 «		29	28
Credit Suisse First Boston Mortgage Securities Corp.
6.065% due 03/25/2032 ~		6	6
6.594% due 09/25/2034 •		19	27
Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.756% due 10/25/2066 ~		8,663	7,379
1.796% due 12/27/2060 ~		3,144	3,057
3.431% due 11/10/2032		1,200	1,018
3.500% due 04/26/2038 ~		106	103
4.227% due 04/28/2037 ~		142	131
DBGS Mortgage Trust 6.835% due 10/15/2036 •		1,000	974
Deephaven Residential Mortgage Trust 0.899% due 04/25/2066 ~		2,957	2,557
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.824% due 08/25/2047 •		176	155
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 5.744% due 04/25/2037 •		185	126
Deutsche Mortgage & Asset Receiving Corp. 4.620% due 11/27/2036 •		40	40
Downey Savings & Loan Association Mortgage Loan Trust 6.081% due 07/19/2045 «•		3	0
Eurosail PLC 6.292% due 06/13/2045 •	GBP	1,365	1,718
First Horizon Alternative Mortgage Securities Trust
4.980% due 01/25/2036 ~		$124	62
6.129% due 04/25/2036 ~		48	40
First Horizon Mortgage Pass-Through Trust 5.669% due 11/25/2037 ~		15	11
GCT Commercial Mortgage Trust 6.240% due 02/15/2038 •		5,120	4,297
GMAC Mortgage Corp. Loan Trust 3.644% due 11/19/2035 «~		81	65
GreenPoint Mortgage Funding Trust
5.844% due 05/25/2037 •		1,572	1,475
5.844% due 12/25/2046 •		184	171
GS Mortgage Securities Corp. Trust 8.726% due 08/15/2039 •		2,600	2,616
GS Mortgage Securities Trust 3.602% due 10/10/2049 ~		5,000	4,372
GSC Capital Corp. Mortgage Trust 5.804% due 05/25/2036 •		58	55
GSR Mortgage Loan Trust
4.340% due 04/25/2035 «~		15	13
5.063% due 09/25/2035 ~		64	60
5.107% due 04/25/2035 «~		15	13
5.473% due 09/25/2035 «~		25	22
5.714% due 11/25/2035 ~		84	44
5.973% due 09/25/2034 ~		22	22
HarborView Mortgage Loan Trust
4.077% due 06/19/2036 ~		121	52
4.644% due 12/19/2035 ~		72	39
5.821% due 01/19/2038 •		23	20
5.851% due 12/19/2036 •		4,696	3,784
5.881% due 05/19/2035 •		1,173	1,058
5.921% due 12/19/2036 •		2,672	2,512
5.941% due 01/19/2036 •		77	47

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2024 (Unaudited)

5.941% due 01/19/2038 «•	25	36
6.121% due 01/19/2035 «•	18	17
6.208% due 07/19/2045 •	24	20
6.386% due 12/19/2035 ~	15	14
Impac Secured Assets Trust 5.744% due 11/25/2036 «•	2	2
IndyMac IMSC Mortgage Loan Trust 5.804% due 07/25/2047 •	182	123
IndyMac INDA Mortgage Loan Trust
3.600% due 08/25/2036 ~	1,283	995
6.044% due 11/25/2035 •	123	74
IndyMac INDX Mortgage Loan Trust
3.098% due 06/25/2037 ~	50	39
3.388% due 06/25/2036 ~	704	580
3.472% due 06/25/2036 ~	3,482	2,393
3.709% due 10/25/2035 ~	474	376
3.780% due 08/25/2035 ~	486	362
3.875% due 11/25/2035 ~	79	72
3.995% due 09/25/2035 ~	49	39
4.388% due 06/25/2035 «~	17	15
5.824% due 09/25/2046 •	78	66
6.004% due 03/25/2035 «•	26	25
InTown Mortgage Trust 7.814% due 08/15/2039 •	4,500	4,530
JP Morgan Alternative Loan Trust
4.593% due 12/25/2036 «~	4	4
5.764% due 10/25/2036 •	2,700	2,365
5.939% due 06/27/2037 •	1,389	911
JP Morgan Chase Commercial Mortgage Securities Trust
1.974% due 01/05/2040	2,940	2,492
7.235% due 10/05/2040	3,200	3,348
JP Morgan Mortgage Trust
3.000% due 04/25/2052 ~	9,442	7,975
4.603% due 06/25/2037 «~	61	47
5.003% due 11/25/2035 ~	38	31
5.013% due 11/25/2035 ~	26	21
5.130% due 01/25/2037 «~	8	6
5.147% due 04/25/2035 «~	1	1
5.488% due 09/25/2034 «~	65	60
5.516% due 07/25/2035 ~	92	90
5.656% due 07/25/2035 «~	42	40
6.000% due 01/25/2036 «	95	44
6.138% due 04/25/2035 «~	1	1
Lavender Trust 6.250% due 10/26/2036	213	102
Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ	1,722	1,670
1.875% due 10/25/2068 þ	4,342	4,215
Lehman Mortgage Trust
4.496% due 12/25/2035 ~	172	30
5.029% due 01/25/2036 ~	41	38
6.000% due 07/25/2036	55	28
Lehman XS Trust
5.714% due 02/25/2036 •	3,813	3,403
5.824% due 11/25/2046 •	8,156	6,987
5.844% due 08/25/2046 •	26	26
5.904% due 04/25/2046 •	2	3
5.924% due 11/25/2046 «•	8	10
Luminent Mortgage Trust
5.784% due 12/25/2036 •	361	308
5.844% due 10/25/2046 •	100	87
MASTR Adjustable Rate Mortgages Trust 5.924% due 05/25/2037 •	86	36
MASTR Reperforming Loan Trust
7.000% due 05/25/2035	641	443
8.000% due 07/25/2035	641	472
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 6.020% due 10/20/2029 •	13	13
Merrill Lynch Alternative Note Asset Trust
5.764% due 01/25/2037 •	105	30
6.000% due 05/25/2037	118	90
6.044% due 03/25/2037 •	746	181
Merrill Lynch Mortgage Investors Trust
5.354% due 02/25/2036 ~	17	16
5.546% due 11/25/2035 •	24	23
5.904% due 04/25/2029 •	10	9
6.104% due 09/25/2029 «•	10	9
6.104% due 11/25/2029 •	21	19
6.250% due 10/25/2036	1,152	478
6.642% due 07/25/2029 «•	9	8
Morgan Stanley Capital Trust
2.428% due 04/05/2042 ~	5,000	4,059
3.912% due 09/09/2032	3,180	2,790
Morgan Stanley Dean Witter Capital, Inc. Trust 6.319% due 03/25/2033 «~	15	13

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2024 (Unaudited)

Morgan Stanley Mortgage Loan Trust
3.464% due 07/25/2035 ~	1,091	943
5.764% due 01/25/2035 •	14	13
6.000% due 10/25/2037	67	36
7.220% due 06/25/2036 ~	21	20
Morgan Stanley Re-REMIC Trust
3.409% due 02/26/2037 •	96	84
3.729% due 03/26/2037 þ	51	49
5.500% due 10/26/2035 ~	5,398	3,469
NAAC Reperforming Loan REMIC Trust 7.500% due 03/25/2034	270	241
New Residential Mortgage Loan Trust 6.864% due 10/25/2063 þ	12,084	12,234
New York Mortgage Trust 5.250% due 07/25/2062 þ	3,976	3,884
NLT Trust 1.162% due 08/25/2056 ~	3,725	3,093
Nomura Asset Acceptance Corp. Alternative Loan Trust 7.300% due 02/25/2036 «~	225	179
Nomura Resecuritization Trust 6.500% due 10/26/2037	4,331	1,791
NYO Commercial Mortgage Trust 6.535% due 11/15/2038 •	1,200	1,164
OBX Trust
6.120% due 11/25/2062 ~	2,959	2,960
7.045% due 09/25/2063 þ	2,098	2,126
7.159% due 10/25/2063 þ	5,055	5,165
Residential Accredit Loans, Inc. Trust
0.000% due 02/25/2036 ~	92	78
4.751% due 02/25/2035 ~	145	125
5.735% due 08/25/2035 •	69	51
5.784% due 12/25/2036 •	169	163
5.844% due 05/25/2047 •	58	50
5.864% due 06/25/2037 •	51	44
5.944% due 08/25/2037 •	123	111
6.000% due 09/25/2035	568	465
6.000% due 06/25/2036	2,446	1,859
6.244% due 10/25/2045 «•	55	43
8.000% due 04/25/2036 «•	64	53
Residential Asset Securitization Trust
6.000% due 06/25/2036	166	68
6.000% due 11/25/2036	121	43
6.000% due 03/25/2037	97	32
6.250% due 11/25/2036	83	31
6.500% due 04/25/2037	1,137	303
Residential Funding Mortgage Securities, Inc. Trust
5.116% due 03/25/2035 ~	751	444
6.000% due 09/25/2036 «	96	69
Starwood Mortgage Residential Trust 0.943% due 05/25/2065 ~	1,307	1,187
Structured Adjustable Rate Mortgage Loan Trust
4.201% due 09/25/2036 ~	1,554	1,064
4.529% due 10/25/2036 ~	82	44
4.553% due 07/25/2037 «~	3	2
4.913% due 02/25/2036 ~	151	120
5.764% due 10/25/2035 •	582	530
6.010% due 10/25/2034 «~	6	6
6.179% due 06/25/2034 •	187	178
6.489% due 05/25/2035 •	206	146
Structured Asset Mortgage Investments Trust
5.634% due 09/25/2047 •	327	291
5.704% due 03/25/2037 •	70	27
5.804% due 09/25/2047 •	34	30
5.824% due 06/25/2036 •	1,847	1,788
5.824% due 07/25/2046 •	301	209
5.844% due 05/25/2036 •	435	339
5.864% due 09/25/2047 •	703	581
5.884% due 05/25/2046 •	685	235
5.964% due 05/25/2046 «•	48	28
6.141% due 03/19/2034 «•	107	96
6.141% due 02/19/2035 •	53	48
6.181% due 12/19/2033 «•	89	83
6.538% due 02/25/2036 •	219	183
SunTrust Adjustable Rate Mortgage Loan Trust 6.039% due 02/25/2037 ~	80	70
SunTrust Alternative Loan Trust 6.000% due 12/25/2035 «	172	152
TBW Mortgage-Backed Trust 5.965% due 07/25/2037 ~	2,761	827
Thornburg Mortgage Securities Trust
3.908% due 09/25/2037 ~	10	9
6.084% due 09/25/2043 •	84	79
6.184% due 09/25/2034 •	12	11
Towd Point Mortgage Trust 3.750% due 02/25/2059 ~	5,926	5,691

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2024 (Unaudited)

VASA Trust 6.340% due 07/15/2039 •	1,000	915
Verus Securitization Trust 1.824% due 11/25/2066 ~	3,610	3,105
Wachovia Mortgage Loan Trust LLC 6.182% due 10/20/2035 ~	10	9
WaMu Mortgage Pass-Through Certificates Trust
3.992% due 12/25/2036 ~	620	544
4.061% due 12/25/2036 ~	67	57
4.482% due 08/25/2036 ~	50	45
5.540% due 08/25/2033 «~	91	84
5.789% due 02/25/2047 •	1,158	963
5.839% due 06/25/2047 •	30	22
5.899% due 07/25/2047 •	8,775	6,968
5.984% due 12/25/2045 •	2	2
6.084% due 01/25/2045 •	87	83
6.089% due 08/25/2046 •	546	493
6.184% due 11/25/2034 •	83	77
6.224% due 10/25/2044 •	406	383
6.264% due 11/25/2045 «•	102	90
6.289% due 11/25/2042 •	8	7
6.424% due 11/25/2034 •	228	209
6.589% due 11/25/2046 •	142	123
Washington Mutual Mortgage Pass-Through Certificates Trust
4.054% due 09/25/2036 þ	125	35
5.500% due 05/25/2035 •	196	158
5.789% due 04/25/2047 •	218	168
5.859% due 04/25/2047 •	319	246
Wells Fargo Alternative Loan Trust 5.468% due 07/25/2037 ~	21	19
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/2037	25	22
6.375% due 10/25/2036 ~	130	115

Total Non-Agency Mortgage-Backed Securities (Cost $281,329)		258,477

ASSET-BACKED SECURITIES 34.0%
Aames Mortgage Investment Trust 6.224% due 10/25/2035 •	76	75
AASET Trust 3.844% due 01/16/2038	1,220	879
ABFC Trust
5.664% due 01/25/2037 •	311	175
5.724% due 11/25/2036 •	8,340	5,266
5.764% due 01/25/2037 •	196	110
5.884% due 01/25/2037 •	118	66
6.444% due 06/25/2037 •	139	109
Accredited Mortgage Loan Trust
5.704% due 09/25/2036 •	2,010	1,981
6.164% due 09/25/2035 «•	5	5
ACE Securities Corp. Home Equity Loan Trust
5.664% due 12/25/2036 •	290	77
5.724% due 07/25/2036 •	98	79
5.754% due 08/25/2036 •	251	238
6.044% due 02/25/2036 •	18	18
6.059% due 12/25/2035 •	1,808	1,672
6.104% due 11/25/2035 •	27	27
6.344% due 12/25/2034 •	99	89
6.374% due 02/25/2036 •	62	57
6.419% due 06/25/2034 •	322	298
Aegis Asset-Backed Securities Trust
6.089% due 12/25/2035 •	175	160
6.144% due 03/25/2035 •	106	102
6.164% due 06/25/2035 •	106	99
6.444% due 03/25/2035 •	38	35
AGL CLO Ltd. 6.779% due 07/20/2034 •	4,300	4,306
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.914% due 11/25/2035 •	46	45
6.224% due 09/25/2035 •	3,355	3,297
6.554% due 03/25/2035 •	168	164
Amortizing Residential Collateral Trust 6.444% due 10/25/2034 •	80	79
Apidos CLO 6.656% due 04/15/2031 •	4,632	4,633
Ares CLO Ltd. 6.746% due 10/15/2030 •	8,673	8,667
Argent Securities Trust
5.594% due 09/25/2036 •	748	243
5.824% due 03/25/2036 •	275	150
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.904% due 01/25/2036 •	70	66
6.084% due 01/25/2036 •	2,833	2,532
Asset-Backed Securities Corp. Home Equity Loan Trust
4.263% due 12/25/2036 •	6,300	5,586
6.344% due 06/25/2035 •	70	68

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2024 (Unaudited)

Aurium CLO DAC 4.612% due 04/16/2030 •	EUR	5,247	5,637
Ballyrock CLO Ltd. 6.709% due 07/20/2034 •		$6,500	6,497
BDS Ltd. 7.463% due 08/19/2038 •		3,200	3,219
Bear Stearns Asset-Backed Securities Trust
4.920% due 07/25/2036 «~		17	16
4.999% due 10/25/2036 ~		31	15
5.265% due 11/25/2035 •		83	81
5.674% due 02/25/2037 •		11,884	11,198
5.868% due 03/25/2034 •		1,667	1,654
6.119% due 08/25/2036 •		46	45
6.179% due 09/25/2035 •		3,299	3,279
6.244% due 09/25/2046 •		72	67
6.494% due 08/25/2037 •		4,508	3,938
6.624% due 06/25/2043 •		612	612
6.644% due 06/25/2036 •		600	594
6.694% due 08/25/2037 •		18	18
Betony CLO Ltd. 6.659% due 04/30/2031 •		5,157	5,168
BPCRE Ltd. 7.727% due 01/16/2037 •		934	935
BSPRT Issuer Ltd. 7.621% due 07/15/2039 •		7,000	7,021
Carlyle Euro CLO DAC 4.531% due 08/15/2030 •	EUR	757	816
Carrington Mortgage Loan Trust
5.664% due 01/25/2037 •		$1,200	863
5.704% due 02/25/2037 •		3,511	3,243
6.494% due 05/25/2035 •		234	225
Cendant Mortgage Corp. 6.000% due 07/25/2043 «~		8	7
CIT Mortgage Loan Trust 6.944% due 10/25/2037 •		5,659	5,628
Citigroup Mortgage Loan Trust
5.614% due 05/25/2037 •		10,984	9,353
5.844% due 11/25/2046 •		82	79
6.179% due 09/25/2035 •		357	352
6.851% due 05/25/2036 þ		125	47
7.124% due 07/25/2035 •		1,000	821
Conseco Finance Corp. 7.060% due 02/01/2031 ~		244	217
Countrywide Asset-Backed Certificates Trust
3.641% due 03/25/2036 •		727	708
4.166% due 04/25/2035 •		54	52
4.342% due 10/25/2046 ~		6,901	6,693
4.814% due 01/25/2037 •		446	442
5.584% due 06/25/2035 •		6,723	5,951
5.584% due 07/25/2037 •		366	361
5.644% due 09/25/2037 •		2,581	2,266
5.644% due 06/25/2047 •		11,177	9,551
5.664% due 09/25/2037 •		217	221
5.674% due 10/25/2047 •		57	56
5.694% due 06/25/2047 •		149	143
5.704% due 04/25/2046 •		3,007	2,783
5.724% due 02/25/2037 •		5,548	5,171
5.744% due 09/25/2046 •		347	344
5.744% due 03/25/2047 •		49	48
5.884% due 09/25/2047 •		546	525
5.944% due 01/25/2046 •		3,352	3,142
6.044% due 06/25/2036 •		28	28
6.134% due 05/25/2036 •		27	27
6.164% due 07/25/2034 •		26	26
6.244% due 08/25/2047 •		33	33
6.344% due 10/25/2034 •		31	30
6.344% due 03/25/2047 •		53	40
6.539% due 07/25/2035 •		177	176
6.944% due 02/25/2035 •		105	103
Credit-Based Asset Servicing & Securitization LLC
2.839% due 01/25/2036 þ		42	34
5.555% due 07/25/2037 •		8	5
5.655% due 07/25/2037 •		171	112
Delta Funding Home Equity Loan Trust 6.080% due 08/15/2030 «•		20	19
Dryden Euro CLO DAC 4.602% due 04/15/2033 •	EUR	10,022	10,682
ECMC Group Student Loan Trust 6.185% due 02/27/2068 •		$4,423	4,375
Elmwood CLO Ltd. 6.947% due 01/17/2034 •		4,800	4,822
EMC Mortgage Loan Trust 6.184% due 05/25/2040 •		6	6
First Franklin Mortgage Loan Trust
5.724% due 12/25/2036 •		210	87
5.764% due 04/25/2036 •		114	110

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2024 (Unaudited)

5.924% due 04/25/2036 •		400	363
5.924% due 08/25/2036 •		108	100
6.164% due 11/25/2035 •		96	87
6.389% due 03/25/2035 •		41	40
6.629% due 12/25/2034 •		886	861
6.644% due 01/25/2035 •		62	61
6.869% due 10/25/2034 •		266	265
First NLC Trust
3.703% due 05/25/2035 •		636	557
5.514% due 08/25/2037 •		42	21
Fremont Home Loan Trust
5.594% due 01/25/2037 •		208	95
5.764% due 08/25/2036 •		180	58
5.784% due 02/25/2036 •		27	25
5.784% due 02/25/2037 •		684	234
5.984% due 02/25/2036 •		300	257
5.984% due 04/25/2036 •		2,748	2,527
6.234% due 12/25/2029 «•		5	5
Galaxy CLO Ltd. 6.546% due 10/15/2030 •		2,452	2,451
Gallatin CLO Ltd. 6.666% due 07/15/2031 •		4,806	4,801
GSAA Home Equity Trust 5.684% due 04/25/2047 •		62	58
GSAMP Trust
5.534% due 01/25/2037 •		2,045	1,219
5.564% due 12/25/2036 •		1,539	743
5.584% due 12/25/2036 •		6,592	3,410
5.584% due 01/25/2037 •		36,978	21,436
5.594% due 12/25/2046 •		449	223
5.644% due 11/25/2036 •		390	187
5.674% due 12/25/2046 •		135	67
5.744% due 09/25/2036 •		2,723	973
5.924% due 06/25/2036 •		187	104
5.984% due 04/25/2036 •		230	154
7.094% due 10/25/2034 «•		12	12
Home Equity Asset Trust 6.539% due 05/25/2035 •		45	44
Home Equity Loan Trust
5.674% due 04/25/2037 •		452	437
5.784% due 04/25/2037 •		500	418
Home Equity Mortgage Loan Asset-Backed Trust
5.584% due 11/25/2036 •		235	216
5.604% due 11/25/2036 •		194	171
5.764% due 04/25/2037 •		190	162
HSI Asset Securitization Corp. Trust
5.664% due 12/25/2036 •		194	52
5.784% due 12/25/2036 •		885	233
5.884% due 12/25/2036 •		590	155
6.224% due 11/25/2035 •		2,482	2,344
Invesco Euro CLO DAC 4.592% due 07/15/2031 •	EUR	900	959
JP Morgan Mortgage Acquisition Trust
5.704% due 03/25/2037 •		$100	98
5.704% due 06/25/2037 •		4	4
5.724% due 01/25/2037 «•		94	92
5.849% due 07/25/2036 •		134	130
6.337% due 08/25/2036 þ		87	53
KKR CLO Ltd. 6.526% due 07/15/2030 •		9,324	9,343
LCM LP 6.579% due 07/20/2030 •		6,538	6,540
Lehman ABS Mortgage Loan Trust
5.534% due 06/25/2037 •		152	100
5.644% due 06/25/2037 •		123	81
Lehman XS Trust 5.614% due 02/25/2037 •		846	640
Long Beach Mortgage Loan Trust
6.089% due 11/25/2035 •		8	8
6.494% due 06/25/2035 •		302	290
6.719% due 02/25/2035 •		7,622	7,446
6.869% due 03/25/2032 «•		103	102
MACH Cayman Ltd. 3.474% due 10/15/2039		1,364	1,235
MACKAY SHIELDS EURO CLO 4.900% due 10/20/2032 •	EUR	1,900	2,034
Madison Park Euro Funding DAC 4.742% due 07/15/2032 •		5,700	6,118
Magnetite Ltd.
6.449% due 11/15/2028 •		$1,688	1,688
6.935% due 10/25/2033 •		11,500	11,548
Man GLG Euro CLO DAC 4.752% due 10/15/2032 •	EUR	8,591	9,234
MAPS Ltd. 4.212% due 05/15/2043		$790	730

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2024 (Unaudited)

MASTR Asset-Backed Securities Trust
5.664% due 08/25/2036 •	139	54
5.744% due 08/25/2036 •	230	90
5.804% due 02/25/2036 •	291	110
5.884% due 11/25/2036 •	3,521	2,074
5.924% due 06/25/2036 •	124	46
5.924% due 08/25/2036 •	138	54
5.944% due 11/25/2035 •	7,318	4,233
6.014% due 01/25/2036 •	115	113
6.194% due 12/25/2034 •	11	11
6.194% due 10/25/2035 •	185	173
Merrill Lynch Mortgage Investors Trust
5.924% due 08/25/2037 •	663	346
6.164% due 05/25/2036 •	45	44
6.344% due 02/25/2047 •	791	459
METAL LLC 4.581% due 10/15/2042	2,785	1,769
MF1 Ltd. 6.676% due 02/19/2037 •	2,235	2,214
MidOcean Credit CLO 6.631% due 02/20/2031 •	3,253	3,259
Morgan Stanley ABS Capital, Inc. Trust
5.514% due 10/25/2036 •	70	30
5.554% due 10/25/2036 •	578	309
5.584% due 10/25/2036 •	2,082	904
5.584% due 11/25/2036 •	182	87
5.594% due 10/25/2036 •	169	90
5.594% due 11/25/2036 •	915	527
5.624% due 03/25/2037 •	314	136
5.644% due 02/25/2037 •	106	51
5.664% due 11/25/2036 •	1,092	521
5.694% due 03/25/2037 •	314	136
5.744% due 06/25/2036 •	497	370
5.744% due 09/25/2036 •	321	114
6.024% due 01/25/2036 •	459	439
6.044% due 12/25/2035 •	10,000	9,157
6.064% due 12/25/2035 •	104	100
6.344% due 05/25/2034 •	62	60
6.434% due 06/25/2035 •	168	165
6.494% due 04/25/2035 •	161	152
6.694% due 07/25/2037 •	400	337
Morgan Stanley Dean Witter Capital, Inc. Trust 6.794% due 02/25/2033 •	233	235
Morgan Stanley Home Equity Loan Trust
5.614% due 04/25/2037 •	447	234
5.674% due 04/25/2037 •	149	78
5.764% due 04/25/2036 •	77	55
Morgan Stanley Mortgage Loan Trust
5.904% due 02/25/2037 •	99	21
6.164% due 04/25/2037 •	204	56
6.465% due 09/25/2046 þ	283	94
6.965% due 11/25/2036 •	218	75
Navient Private Education Loan Trust 4.100% due 12/16/2058 ~	470	454
Navient Student Loan Trust 7.230% due 03/15/2072	2,200	2,304
Nelnet Student Loan Trust 7.519% due 02/20/2041 •	4,322	4,331
New Century Home Equity Loan Trust 6.419% due 10/25/2033 •	791	773
Newcastle Mortgage Securities Trust
5.674% due 04/25/2037 •	1,217	1,188
5.784% due 04/25/2037 •	4,292	3,833
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.532% due 10/25/2036 þ	143	31
NovaStar Mortgage Funding Trust
5.744% due 06/25/2036 •	79	57
6.149% due 01/25/2036 •	1,247	1,230
Octane Receivables Trust 6.440% due 03/20/2029	3,752	3,782
Option One Mortgage Loan Trust
5.584% due 01/25/2037 •	49	29
5.614% due 05/25/2037 •	9,496	5,169
5.664% due 01/25/2037 •	194	114
5.774% due 04/25/2037 •	96	47
5.984% due 01/25/2036 •	300	273
6.209% due 08/25/2035 •	339	325
Option One Mortgage Loan Trust Asset-Backed Certificates 6.134% due 11/25/2035 •	1,630	1,538
Ownit Mortgage Loan Trust 6.344% due 10/25/2036 •	119	113
Park Place Securities, Inc. 6.179% due 09/25/2035 •	158	154
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.179% due 08/25/2035 •	146	142
6.179% due 09/25/2035 •	226	218

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2024 (Unaudited)

6.239% due 07/25/2035 •		60	59
6.269% due 07/25/2035 •		950	874
6.494% due 10/25/2034 •		207	203
6.569% due 03/25/2035 •		199	193
6.689% due 01/25/2036 •		47	46
7.244% due 12/25/2034 •		3,945	3,887
People's Financial Realty Mortgage Securities Trust 5.584% due 09/25/2036 •		347	90
Popular ABS Mortgage Pass-Through Trust 6.029% due 02/25/2036 •		25	24
PRET LLC
1.744% due 07/25/2051 þ		1,437	1,393
5.240% due 09/27/2060 þ		1,179	1,167
PRPM LLC 3.720% due 02/25/2027 þ		2,208	2,151
Purple Finance CLO DAC 4.748% due 01/25/2031 •	EUR	375	405
RAAC Trust
6.044% due 06/25/2044 •		$23	20
6.044% due 09/25/2045 •		964	938
6.144% due 11/25/2046 •		302	287
6.944% due 09/25/2047 •		456	435
Ready Capital Mortgage Financing LLC 7.881% due 10/25/2039 •		4,634	4,666
Renaissance Home Equity Loan Trust
5.545% due 01/25/2037 þ		7,350	2,517
5.608% due 05/25/2036 þ		9,550	4,453
5.812% due 11/25/2036 þ		513	181
6.254% due 08/25/2036 þ		9,184	3,901
7.238% due 09/25/2037 þ		208	87
Residential Asset Mortgage Products Trust
6.004% due 09/25/2036 •		70	67
6.044% due 05/25/2036 •		612	510
6.084% due 01/25/2036 •		380	351
6.134% due 10/25/2035 •		29	28
Residential Asset Securities Corp. Trust
5.704% due 11/25/2036 •		216	198
5.784% due 11/25/2036 •		262	241
5.784% due 04/25/2037 •		1,113	1,056
6.074% due 12/25/2035 •		34	34
6.104% due 11/25/2035 «•		3	3
6.104% due 12/25/2035 •		90	80
6.134% due 11/25/2035 •		40	40
6.284% due 12/25/2034 •		3	3
Securitized Asset-Backed Receivables LLC Trust
5.624% due 07/25/2036 •		187	66
5.724% due 05/25/2036 •		4,028	2,158
5.764% due 07/25/2036 •		183	65
5.924% due 07/25/2036 •		626	221
5.944% due 05/25/2036 •		837	448
5.984% due 03/25/2036 •		104	93
6.104% due 08/25/2035 •		106	85
6.119% due 01/25/2035 •		18	16
6.404% due 01/25/2036 •		29	27
SG Mortgage Securities Trust
5.764% due 07/25/2036 •		27,567	6,053
6.119% due 10/25/2035 «•		470	444
Shackleton CLO Ltd. 6.469% due 04/20/2029 •		1,351	1,354
SLM Private Education Loan Trust 10.190% due 10/15/2041 •		1,711	1,839
SMB Private Education Loan Trust 3.500% due 12/16/2041		500	466
Sound Point CLO Ltd. 6.789% due 07/20/2032 •		5,900	5,898
Soundview Home Loan Trust
5.524% due 06/25/2037 •		37	24
5.554% due 02/25/2037 •		270	75
5.624% due 02/25/2037 •		378	106
5.624% due 07/25/2037 •		1,342	1,186
5.944% due 06/25/2036 •		5,385	5,240
5.969% due 03/25/2036 •		85	84
6.394% due 10/25/2037 •		219	163
Specialty Underwriting & Residential Finance Trust
5.296% due 12/25/2036 •		960	913
5.714% due 04/25/2037 •		112	80
5.744% due 09/25/2037 •		7,752	5,167
5.744% due 11/25/2037 •		617	340
6.419% due 12/25/2035 •		66	65
Starwood Commercial Mortgage Trust 6.520% due 07/15/2038 •		362	362
Structured Asset Investment Loan Trust
5.594% due 09/25/2036 •		30	29
5.824% due 03/25/2036 •		87	85
6.044% due 01/25/2036 •		74	72
6.344% due 05/25/2035 •		333	325

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2024 (Unaudited)

6.374% due 09/25/2034 «•	230	209
6.569% due 07/25/2033 •	19	19
6.719% due 12/25/2034 •	1,138	1,104
Structured Asset Securities Corp. Mortgage Loan Trust
5.594% due 09/25/2036 •	40	38
5.674% due 01/25/2037 •	1,757	1,022
5.714% due 07/25/2036 •	692	688
5.784% due 12/25/2036 «•	44	42
5.864% due 02/25/2037 •	215	208
7.244% due 08/25/2037 •	29	28
7.444% due 08/25/2037 •	84	83
Structured Asset Securities Corp. Trust 6.134% due 09/25/2035 •	333	313
Symphony CLO Ltd. 7.002% due 04/25/2034 •	12,500	12,545
TPG Real Estate Finance Issuer Ltd. 6.640% due 03/15/2038 •	8,537	8,367
Trestles CLO Ltd. 6.749% due 10/20/2034 •	4,500	4,509
Vertical Bridge Holdings LLC
2.636% due 09/15/2050	7,000	6,633
3.706% due 02/15/2057	1,400	1,153
Vibrant CLO Ltd. 6.619% due 09/15/2030 •	7,163	7,157
WaMu Asset-Backed Certificates WaMu Trust
5.669% due 05/25/2037 •	5,477	5,076
5.684% due 05/25/2037 •	1,003	882
WAVE LLC 3.597% due 09/15/2044	1,722	1,535
Wells Fargo Home Equity Asset-Backed Securities Trust 5.939% due 05/25/2036 •	52	51
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 6.044% due 04/25/2034 •	87	84
Whitehorse Ltd. 6.826% due 10/15/2031 •	10,346	10,348

Total Asset-Backed Securities (Cost $495,133)		458,287

SOVEREIGN ISSUES 0.8%
Brazil Government International Bond 6.125% due 03/15/2034	11,500	11,393

Total Sovereign Issues (Cost $11,309)		11,393

	SHARES
COMMON STOCKS 0.0%
INDUSTRIALS 0.0%
Drillco Holding Lux SA «(a)(g)	1,575	38
Forsea Holding SA «(a)	623	15

Total Common Stocks (Cost $31)		53

PREFERRED SECURITIES 0.8%
BANKING & FINANCE 0.8%
American AgCredit Corp. 5.250% due 06/15/2026 •(e)	6,000,000	5,491
Charles Schwab Corp. 5.000% due 12/01/2027 •(e)	4,200,000	3,832
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(e)	1,700,000	1,653

Total Preferred Securities (Cost $11,787)		10,976

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (h) 0.1%		1,843

U.S. TREASURY BILLS 0.7%
5.387% due 04/11/2024 - 05/09/2024 (b)(c)(k)(m)	8,975	8,935

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2024 (Unaudited)

Total Short-Term Instruments (Cost $10,778)		10,778

Total Investments in Securities (Cost $2,075,813)		1,993,881

	SHARES
INVESTMENTS IN AFFILIATES 2.6%
SHORT-TERM INSTRUMENTS 2.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%
PIMCO Short-Term Floating NAV Portfolio III	3,543,894	34,471

Total Short-Term Instruments (Cost $34,466)		34,471

Total Investments in Affiliates (Cost $34,466)		34,471

Total Investments 150.4% (Cost $2,110,279)		$2,028,352
Financial Derivative Instruments (j)(l) 0.1%(Cost or Premiums, net $(3,887))		866
Other Assets and Liabilities, net (50.5)%		(680,829)

Net Assets 100.0%		$1,348,389

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Drillco Holding Lux SA	06/08/2023	$31	$38	0.00%
Morgan Stanley 0.000% due 04/02/2032	02/11/2020	7,058	5,025	0.37

$7,089	$5,063.37%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$1,843	U.S. Treasury Notes 5.000% due 09/30/2025	$(1,880)	$1,843	$1,844

Total Repurchase Agreements	$(1,880)	$1,843	$1,844

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

JPS	5.300%	03/22/2024	05/03/2024	$(7,988)	$(8,000)

Total Reverse Repurchase Agreements	$(8,000)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.1)%
Uniform Mortgage-Backed Security, TBA	4.500%	04/01/2054	$58,000	$(55,165)	$(55,238)

Total Short Sales (4.1)%	$(55,165)	$(55,238)

(i)	Securities with an aggregate market value of $8,453 have been pledged as collateral under the terms of master agreements as of March 31, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2024 was $(3,111) at a weighted average interest rate of 5.300%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2024 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note May Futures	$108.500	04/26/2024	61	$61	$(21)	$(6)
Put - CBOT U.S. Treasury 10-Year Note May Futures	109.000	04/26/2024	33	33	(11)	(5)
Call - CBOT U.S. Treasury 10-Year Note May Futures	111.500	04/26/2024	61	61	(22)	(23)
Call - CBOT U.S. Treasury 10-Year Note May Futures	113.000	04/26/2024	33	33	(17)	(3)

Total Written Options	$(71)	$(37)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond June Futures	06/2024	561	$49,840	$268	$0	$(8)
U.S. Treasury 10-Year Note June Futures	06/2024	495	54,844	46	0	(39)

$314	$0	$(47)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note June Futures	06/2024	229	$(24,507)	$146	$27	$0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2024	2,635	(301,996)	(2,697)	0	(41)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2024	131	(16,899)	(22)	0	(62)

$(2,573)	$27	$(103)

Total Futures Contracts	$(2,259)	$27	$(150)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2026	0.515%	$7,000	$52	$37	$89	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2026	0.732	2,100	23	(7)	16	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	0.256	1,000	43	(7)	36	1	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.096	1,550	8	(4)	4	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.101	600	5	(1)	4	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.170	200	3	1	4	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.825	7,000	898	234	1,132	4	0
Lennar Corp.	5.000	Quarterly	12/20/2025	0.266	1,200	108	(11)	97	0	0
Southwest Airlines Co.	1.000	Quarterly	12/20/2026	0.527	500	1	5	6	0	0
Telefonica Emisiones SAU	1.000	Quarterly	06/20/2028	0.511	EUR	2,600	29	26	55	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.261	$7,800	35	8	43	1	0

$1,205	$281	$1,486	$6	$0

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2024 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	3.940%	Annual	02/22/2029		$18,500	$(44)	$(34)	$(78)	$0	$(30)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029		6,200	(15)	(1)	(16)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034		3,200	(13)	(46)	(59)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034		6,300	(26)	(75)	(101)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.620	Annual	01/31/2034		3,000	(13)	(50)	(63)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034		2,400	(12)	(6)	(18)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		12,400	(56)	52	(4)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034		6,200	(26)	(80)	(106)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034		3,100	(12)	(28)	(40)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034		6,200	(23)	(52)	(75)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		2,000	(80)	136	56	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		2,000	(66)	137	71	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		2,500	(21)	(13)	(34)	6	0
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	202,400	(2,453)	3,964	1,511	503	0
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	02/15/2034		131,300	(272)	387	115	327	0
Receive	CAONREPO Index	3.500	Semi-Annual	06/01/2032	CAD	72,700	(1,640)	1,512	(128)	78	0

							$(4,772)	$5,803	$1,031	$923	$(74)

Total Swap Agreements							$(3,567)	$6,084	$2,517	$929	$(74)

(k)	Securities with an aggregate market value of $4,518 and cash of $24,220 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability

AZD		04/2024		AUD	95			$62	$0		$0
		05/2024			$62		AUD	95	0		0
BOA		04/2024		AUD	133			$87	1		0
		05/2024			$87		AUD	133	0		0
BPS		04/2024		AUD	367			$239	0		(1)
		04/2024		GBP	1,749			2,220	13		0
		06/2024		INR	1,972			24	0		0
BRC		04/2024		NOK	1,940			183	5		0
		04/2024			$2,823		TRY	94,293	0		(3)
		05/2024		GBP	1,749			$2,212	4		0
		05/2024		NOK	307			28	0		0
		05/2024		TRY	3,409			99	0		0
		05/2024			$8,031		TRY	272,759	0		(36)
		06/2024		ILS	171			$47	1		0
		06/2024		INR	569			7	0		0

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2024 (Unaudited)

CBK	04/2024	$1,031	AUD	1,550	0	(21)
DUB	04/2024	EUR	37,350	$40,596	301	0
JPM	05/2024	TRY	2,441	71	0	0
05/2024	$8,881	TRY	302,197	3	(8)
06/2024	ILS	1,273	$350	2	0
06/2024	INR	923	11	0	0
06/2024	$202	KRW	264,036	0	(5)
06/2024	1	MXN	18	0	0
MBC	04/2024	CAD	3,874	$2,856	0	(4)
05/2024	$2,856	CAD	3,872	4	0
06/2024	ILS	339	$93	1	0
06/2024	INR	861	10	0	0
MYI	04/2024	$2,863	CAD	3,887	7	0
04/2024	40,420	EUR	37,350	0	(125)
05/2024	EUR	37,350	$40,469	128	0
06/2024	INR	2,259	27	0	0
06/2024	$28	KRW	36,202	0	(1)
SCX	05/2024	NOK	1,631	$152	2	0
06/2024	INR	11,783	141	0	0
SSB	05/2024	MXN	13,280	782	0	(12)
TOR	04/2024	AUD	842	552	3	0
05/2024	$74	AUD	114	0	0

Total Forward Foreign Currency Contracts	$475	$(216)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500%	04/08/2024	$6,100	$(23)	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.900	04/08/2024	6,100	(23)	(14)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	04/02/2024	21,500	(51)	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	04/02/2024	21,500	(51)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.678	04/25/2024	6,000	(17)	(19)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.078	04/25/2024	6,000	(17)	(11)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	04/26/2024	10,400	(29)	(38)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	04/26/2024	10,400	(29)	(18)

Total Written Options	$(240)	$(100)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Mexico Government International Bond	1.000%	Quarterly	12/20/2024	0.153%	$200	$(2)	$3	$1	$0
Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.835	100	(1)	2	1	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.153	200	(2)	3	1	0
Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.461	300	1	3	4	0
Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.531	100	0	2	2	0
Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.723	100	(2)	3	1	0
Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.835	300	(3)	5	2	0

Total Swap Agreements	$(9)	$21	$12	$0

(m)

Securities with an aggregate market value of $81 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2024 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$7,158	$7,158
Corporate Bonds & Notes
Banking & Finance	0	265,099	0	265,099
Industrials	0	49,215	0	49,215
Utilities	0	19,641	0	19,641
Municipal Bonds & Notes
California	0	16,719	0	16,719
Pennsylvania	0	670	0	670
U.S. Government Agencies	0	803,950	0	803,950
U.S. Treasury Obligations	0	81,465	0	81,465
Non-Agency Mortgage-Backed Securities	0	256,339	2,138	258,477
Asset-Backed Securities	0	457,331	956	458,287
Sovereign Issues	0	11,393	0	11,393
Common Stocks
Industrials	0	0	53	53
Preferred Securities
Banking & Finance	0	10,976	0	10,976
Short-Term Instruments
Repurchase Agreements	0	1,843	0	1,843
U.S. Treasury Bills	0	8,935	0	8,935

	$0	$1,983,576	$10,305	$1,993,881
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$34,471	$0	$0	$34,471

Total Investments	$34,471	$1,983,576	$10,305	$2,028,352

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(55,238)	$0	$(55,238)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	956	0	956
Over the counter	0	487	0	487

	$0	$1,443	$0	$1,443
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8)	(253)	0	(261)
Over the counter	0	(316)	0	(316)

	$(8)	$(569)	$0	$(577)

Total Financial Derivative Instruments	$(8)	$874	$0	$866

Totals	$34,463	$1,929,212	$10,305	$1,973,980

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Schedule of Investments PIMCO Fixed Income SHares: Series R	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 210.4% ¤
CORPORATE BONDS & NOTES 2.0%
BANKING & FINANCE 2.0%
Jyske Realkredit AS
1.500% due 10/01/2053	DKK	1,881	$210
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2053		25	3
1.500% due 10/01/2053		810	92
2.000% due 10/01/2053		500	60
Nykredit Realkredit AS
1.000% due 10/01/2050		12	1
1.500% due 10/01/2052		9,192	1,072
1.500% due 10/01/2053		100	10
2.500% due 10/01/2047		16	2
3.000% due 10/01/2053		5,100	690
Realkredit Danmark AS
1.500% due 10/01/2053		2,325	271
2.000% due 10/01/2053		368	41
2.500% due 04/01/2047		11	2
3.000% due 10/01/2053		4,529	613
UBS Group AG 7.750% due 03/01/2029 •	EUR	100	123

Total Corporate Bonds & Notes (Cost $3,767)			3,190

U.S. GOVERNMENT AGENCIES 38.2%
Fannie Mae
5.880% due 02/25/2037 •		$9	9
6.281% due 10/01/2044 •		1	1
Freddie Mac
5.771% due 09/01/2036 •		7	7
7.611% due 07/01/2036 •		21	21
Ginnie Mae
6.246% due 08/20/2068 •		272	268
6.269% due 09/20/2073 - 10/20/2073 •		5,790	5,830
6.299% due 09/20/2073 •		3,910	3,938
Ginnie Mae, TBA 3.500% due 04/01/2054		13,300	12,103
Uniform Mortgage-Backed Security 3.500% due 12/01/2045		7	7
Uniform Mortgage-Backed Security, TBA
4.000% due 05/01/2054		6,100	5,652
4.500% due 04/01/2054		10,400	9,905
5.000% due 05/01/2054		4,600	4,490
5.500% due 04/01/2054		5,300	5,274
6.000% due 05/01/2054		8,300	8,375
6.500% due 04/01/2054		6,300	6,437

Total U.S. Government Agencies (Cost $62,302)			62,317

U.S. TREASURY OBLIGATIONS 139.6%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 10/15/2025 (f)		832	808
0.125% due 04/15/2026		5,103	4,888
0.125% due 07/15/2026		4,876	4,674
0.125% due 10/15/2026 (c)		9,705	9,260
0.125% due 04/15/2027		2,949	2,779
0.125% due 01/15/2030 (c)		19,093	17,290
0.125% due 07/15/2030		2,045	1,843
0.125% due 01/15/2031 (c)		7,972	7,096
0.125% due 07/15/2031 (c)		23,091	20,439
0.125% due 01/15/2032 (c)		8,343	7,293
0.125% due 02/15/2051		4,027	2,411
0.125% due 02/15/2052		4,209	2,482
0.250% due 07/15/2029 (c)		11,454	10,565
0.250% due 02/15/2050		4,498	2,844
0.375% due 07/15/2025		3,220	3,150
0.375% due 01/15/2027		1,021	974
0.375% due 07/15/2027 (c)		10,135	9,646
0.500% due 01/15/2028 (c)		7,176	6,792
0.625% due 01/15/2026 (c)		18,350	17,825
0.625% due 07/15/2032 (c)		13,479	12,229
0.625% due 02/15/2043		3,782	2,908

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2024 (Unaudited)

0.750% due 07/15/2028		860	822
0.750% due 02/15/2042		3,398	2,715
0.750% due 02/15/2045		2,449	1,882
0.875% due 01/15/2029		3,419	3,261
0.875% due 02/15/2047		696	538
1.000% due 02/15/2046		7,275	5,832
1.000% due 02/15/2048		1,608	1,268
1.000% due 02/15/2049		3,345	2,624
1.125% due 01/15/2033		311	291
1.375% due 07/15/2033 (c)		15,027	14,430
1.375% due 02/15/2044		609	534
1.500% due 02/15/2053 (c)		311	272
1.625% due 10/15/2027 (c)		6,766	6,703
1.750% due 01/15/2028		4,350	4,315
1.750% due 01/15/2034		1,806	1,784
2.000% due 01/15/2026		2,351	2,340
2.125% due 02/15/2040		1,655	1,677
2.125% due 02/15/2041		2,774	2,813
2.125% due 02/15/2054		1,809	1,830
2.375% due 10/15/2028 (c)		17,115	17,517
2.500% due 01/15/2029		2,900	2,980
3.375% due 04/15/2032 (f)		443	491
3.625% due 04/15/2028		2,498	2,656

Total U.S. Treasury Obligations (Cost $249,061)			227,771

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.8%
Banc of America Funding Trust 4.346% due 01/20/2047 ~		313	261
Countrywide Alternative Loan Trust 5.638% due 12/20/2046 •		514	441
Ginnie Mae
6.219% due 11/20/2073 •		1,214	1,218
6.419% due 11/20/2073 •		1,836	1,867
Grifonas Finance PLC 4.181% due 08/28/2039 •	EUR	63	66
GSR Mortgage Loan Trust 5.063% due 09/25/2035 ~		$6	6
HarborView Mortgage Loan Trust 6.343% due 06/20/2035 •		202	181
IndyMac INDX Mortgage Loan Trust 6.284% due 05/25/2034 •		491	436
MortgageIT Mortgage Loan Trust 6.449% due 12/25/2034 «•		6	6
OPEN Trust 8.414% due 10/15/2028 •		1,722	1,744
Residential Accredit Loans, Inc. Trust 5.624% due 06/25/2046 •		198	47

Total Non-Agency Mortgage-Backed Securities (Cost $6,260)			6,273

ASSET-BACKED SECURITIES 8.9%
Atlas Senior Loan Fund Ltd. 6.726% due 01/16/2030 •		146	146
Avoca Static CLO DAC 5.690% due 10/15/2030 •	EUR	1,000	1,082
Carlyle Euro CLO DAC 4.752% due 08/28/2031 •		1,407	1,515
Carlyle Global Market Strategies Euro CLO DAC 4.651% due 11/15/2031 •		898	963
Citigroup Mortgage Loan Trust
5.524% due 01/25/2037 •		$130	93
5.734% due 09/25/2036 •		226	215
6.134% due 10/25/2035 •		500	448
Elmwood CLO Ltd. 7.044% due 12/11/2033 •		1,800	1,809
Home Equity Asset Trust 6.299% due 08/25/2034 •		28	28
MAN Euro CLO DAC 5.779% due 10/15/2036 •	EUR	1,800	1,952
Man GLG Euro CLO DAC
4.630% due 12/15/2031 •		921	990
4.752% due 10/15/2032 •		277	298
4.812% due 01/15/2030 •		39	42
Marathon Static CLO Ltd. 6.483% due 07/20/2030 •		$990	990
Massachusetts Educational Financing Authority 6.573% due 04/25/2038 •		16	16
Morgan Stanley ABS Capital, Inc. Trust 6.104% due 01/25/2035 •		191	184
Neuberger Berman Loan Advisers CLO Ltd. 6.929% due 10/24/2032 •		900	902
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.209% due 05/25/2035 •		987	970
Palmer Square European Loan Funding DAC 5.494% due 05/15/2033 •	EUR	1,750	1,888

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2024 (Unaudited)

Saxon Asset Securities Trust 0.960% due 05/25/2035 •		$28	26
Sound Point CLO Ltd. 6.477% due 01/23/2029 •		12	12
Structured Asset Securities Corp. Mortgage Loan Trust 7.444% due 08/25/2037 •		6	6

Total Asset-Backed Securities (Cost $14,295)			14,575

SOVEREIGN ISSUES 16.7%
Canada Government Bond 4.250% due 12/01/2026 (a)	CAD	1,081	853
France Government International Bond
0.100% due 03/01/2026 (a)	EUR	2,695	2,884
0.100% due 07/25/2031 (a)		1,056	1,116
0.250% due 07/25/2024 (a)		3,747	4,082
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (a)		238	243
1.400% due 05/26/2025 (a)		9,202	9,829
1.800% due 05/15/2036		100	108
Japan Government International Bond
0.100% due 03/10/2028	JPY	428,748	2,974
0.100% due 03/10/2029		750,757	5,230

Total Sovereign Issues (Cost $30,069)			27,319

SHORT-TERM INSTRUMENTS 1.2%
REPURCHASE AGREEMENTS (b) 1.2%			1,937

Total Short-Term Instruments (Cost $1,937)			1,937

Total Investments in Securities (Cost $367,691)			343,382

Total Investments 210.4% (Cost $367,691)			$343,382
Financial Derivative Instruments (d)(e) (0.0)%(Cost or Premiums, net $(437))			(82)
Other Assets and Liabilities, net (110.4)%			(180,124)

Net Assets 100.0%			$163,176

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$1,937	U.S. Treasury Notes 5.000% due 09/30/2025	$(1,976)	$1,937	$1,938

Total Repurchase Agreements	$(1,976)	$1,937	$1,938

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BCY	5.420%	03/14/2024	04/22/2024	$(1,052)	$(1,055)
5.430	03/25/2024	04/22/2024	(19,871)	(19,892)
5.430	03/26/2024	04/23/2024	(14,449)	(14,462)
BPG	5.420	03/06/2024	04/17/2024	(24,098)	(24,192)
5.420	03/07/2024	04/18/2024	(4,877)	(4,895)
5.420	03/20/2024	05/01/2024	(55,959)	(56,060)
5.430	03/04/2024	04/02/2024	(9,448)	(9,489)
5.430	03/25/2024	04/18/2024	(2,189)	(2,191)

Total Sale-Buyback Transactions	$(132,236)

(c)	Securities with an aggregate market value of $131,989 have been pledged as collateral under the terms of master agreements as of March 31, 2024.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2024 was $(133,667) at a weighted average interest rate of 5.420%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(445) of deferred price drop.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - ICE 3-Month Euribor April 2024 Futures	96.750	04/12/2024	130	$ 325	(88)	(1)

Total Written Options	$(88)	$(1)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond June Futures	06/2024	59	$4,482	$34	$22	$0
Euro-BTP Italy Government Bond June Futures	06/2024	34	4,365	66	14	(17)
Euro-Buxl 30-Year Bond June Futures	06/2024	3	440	0	5	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2024	115	13,180	(29)	1	(2)

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2024 (Unaudited)

U.S. Treasury Ultra Long-Term Bond June Futures	06/2024	3	387	3	2	0

$74	$44	$(19)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl June Futures	06/2024	4	$(510)	$(2)	$0	$(1)
Euro-Bund June Futures	06/2024	28	(4,029)	6	0	(19)
Euro-OAT France Government 10-Year Bond June Futures	06/2024	14	(1,936)	(18)	2	(7)
Euro-Schatz June Futures	06/2024	249	(28,395)	8	8	(20)
Gold 100 oz. June Futures	06/2024	7	(1,567)	(28)	0	(18)
Short Italian Bond (BTP) June Futures	06/2024	61	(6,968)	(11)	7	(4)
U.S. Treasury 2-Year Note June Futures	06/2024	242	(49,485)	6	49	0
U.S. Treasury 5-Year Note June Futures	06/2024	138	(14,768)	85	16	0
U.S. Treasury 10-Year Note June Futures	06/2024	199	(22,049)	(6)	14	0
U.S. Treasury Long-Term Bond June Futures	06/2024	112	(13,489)	(253)	0	(28)

$(213)	$96	$(97)

Total Futures Contracts	$(139)	$140	$(116)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300%	Semi-Annual	09/20/2027	JPY	172,740	$(3)	$9	$6	$0	$(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	160,000	(2)	(5)	(7)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031	607,000	55	(3)	52	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$26,080	123	147	270	28	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	01/18/2026	1,400	(7)	6	(1)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.758	Annual	01/18/2026	4,800	(22)	19	(3)	5	0
Pay(2)	1-Day USD-SOFR Compounded-OIS	3.800	Annual	04/18/2026	6,600	0	(88)	(88)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028	14,780	(186)	(996)	(1,182)	0	(28)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034	11,200	(96)	(629)	(725)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053	3,050	189	713	902	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054	7,000	134	840	974	0	(15)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	2,000	53	(25)	28	0	(4)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027	EUR	2,000	(11)	(157)	(168)	1	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	900	(7)	(66)	(73)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	1,800	(7)	(114)	(121)	2	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	800	(3)	(51)	(54)	1	0
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032	5,600	0	216	216	27	0
Pay(2)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034	25,300	422	152	574	145	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052	1,000	62	427	489	0	(8)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052	1,100	1	536	537	0	(9)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052	1,900	118	808	926	0	(15)
Receive(2)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054	9,100	(483)	18	(465)	0	(109)
Pay	CPTFEMU	3.520	Maturity	09/15/2024	800	(2)	(6)	(8)	0	0
Receive	CPTFEMU	2.965	Maturity	05/15/2027	200	0	4	4	0	0
Receive	CPTFEMU	3.000	Maturity	05/15/2027	1,000	1	19	20	1	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027	300	0	4	4	0	0

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2024 (Unaudited)

Receive	CPTFEMU	2.359	Maturity	08/15/2030		1,600	10	30	40	2	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		3,900	(28)	(779)	(807)	0	(3)
Receive	CPTFEMU	2.600	Maturity	05/15/2032		1,400	7	23	30	1	0
Receive	CPTFEMU	2.570	Maturity	06/15/2032		900	0	7	7	0	0
Receive	CPTFEMU	2.720	Maturity	06/15/2032		2,100	(6)	(14)	(20)	0	0
Receive	CPTFEMU	2.470	Maturity	07/15/2032		800	0	15	15	0	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033		300	(1)	48	47	1	0
Pay	CPTFEMU	2.356	Maturity	11/15/2033		1,300	(2)	28	26	0	0
Pay	CPTFEMU	2.362	Maturity	11/15/2033		800	0	17	17	0	0
Pay	CPTFEMU	2.390	Maturity	11/15/2033		700	1	16	17	0	0
Pay	CPTFEMU	2.487	Maturity	05/15/2037		10	0	0	0	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		300	0	(14)	(14)	1	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		400	(10)	(8)	(18)	1	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		170	0	(14)	(14)	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		300	0	7	7	1	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		1,100	7	76	83	3	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		700	2	66	68	3	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		200	0	14	14	1	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		400	4	32	36	1	0
Receive	CPTFEMU	2.547	Maturity	11/15/2053		200	(1)	(4)	(5)	0	(1)
Receive	CPTFEMU	2.620	Maturity	11/15/2053		200	0	(10)	(10)	0	(1)
Pay	CPURNSA	2.890	Maturity	04/05/2024		$27,000	0	(55)	(55)	2	0
Pay	CPURNSA	2.500	Maturity	09/07/2024		7,700	0	(46)	(46)	0	(32)
Pay	CPURNSA	2.510	Maturity	09/08/2024		3,900	0	(23)	(23)	0	(17)
Receive	CPURNSA	2.313	Maturity	02/26/2026		2,700	0	285	285	6	0
Receive	CPURNSA	2.418	Maturity	03/05/2026		2,100	0	211	211	4	0
Receive	CPURNSA	2.767	Maturity	05/13/2026		1,800	0	142	142	2	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		800	0	61	61	1	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		830	0	67	67	1	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		600	0	49	49	0	0
Pay	CPURNSA	2.370	Maturity	06/06/2028		2,200	0	(203)	(203)	0	(2)
Pay	CPURNSA	2.165	Maturity	04/16/2029		2,000	0	(239)	(239)	0	(2)
Pay	CPURNSA	1.954	Maturity	06/03/2029		1,000	0	(138)	(138)	0	(1)
Pay	CPURNSA	1.997	Maturity	07/25/2029		1,300	0	(172)	(172)	0	(1)
Pay	CPURNSA	1.882	Maturity	11/20/2029		500	1	(74)	(73)	0	0
Receive	CPURNSA	2.311	Maturity	02/24/2031		1,500	1	166	167	1	0
Receive	ESTRON	3.475	Annual	02/26/2025	EUR	66,500	14	19	33	0	0
Pay	FRCPXTOB	1.410	Maturity	11/15/2039		300	0	(73)	(73)	0	0

Total Swap Agreements							$328	$1,291	$1,619	$244	$(277)

Cash of $3,054 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.
(1)	Unsettled variation margin asset of $4 for closed futures is outstanding at period end.
(2)	This instrument has a forward starting effective date.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability

AZD		04/2024			$145		NZD	238	$0		$(3)
BOA		04/2024		DKK	6,499			$945	5		0
		04/2024			$381		EUR	351	0		(3)
		05/2024		DKK	6,844			$998	7		0
BPS		04/2024			$4,574		JPY	691,441	0		(6)
		05/2024		DKK	8,713			$1,267	5		0
		05/2024		JPY	688,291			4,574	7		0
		07/2024		PLN	397			98	0		(1)
BRC		04/2024		NOK	386			36	1		0
CBK		04/2024			$94		EUR	86	0		(1)
		06/2024		PEN	449			$121	0		0
DUB		04/2024		EUR	25,030			27,206	202		0
JPM		04/2024		DKK	776			113	1		0
		05/2024		BRL	630			127	2		0
		06/2024		MXN	2			0	0		0
MBC		04/2024		JPY	518,509			3,460	35		0
		04/2024			$772		CAD	1,048	1		0
		05/2024		CAD	1,047			$772	0		(1)
MYI		04/2024			1,052			774	0		(2)
		04/2024			$26,615		EUR	24,593	0		(83)
		04/2024			3,394		JPY	513,276	0		(4)
		05/2024		EUR	24,426			$26,466	83		0
		05/2024		JPY	510,941			3,395	4		0
SCX		04/2024		DKK	8,311			1,212	10		0
		04/2024		NZD	238			143	1		0
		05/2024		NOK	324			30	0		0
		05/2024			$143		NZD	238	0		(1)
SSB		05/2024			92		MXN	1,557	1		0
TOR		04/2024		JPY	687,005			$4,597	58		0

Total Forward Foreign Currency Contracts									$423		$(105)

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2024 (Unaudited)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,200	$(54)	$(43)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	6,500	(47)	0
Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	500	(4)	0

$(105)	$(43)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	04/16/2024	13,200	$(61)	$0
GLM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.269	05/13/2024	13,500	(59)	(19)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900	08/29/2025	2,700	(35)	(39)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	2,700	(35)	(13)
GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	15,200	(191)	(199)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	15,200	(191)	(81)

$(572)	$(351)

Total Written Options	$(677)	$(394)

(f)

Securities with an aggregate market value of $405 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2024.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,190	$0	$3,190
U.S. Government Agencies	0	62,317	0	62,317
U.S. Treasury Obligations	0	227,771	0	227,771
Non-Agency Mortgage-Backed Securities	0	6,267	6	6,273
Asset-Backed Securities	0	14,575	0	14,575
Sovereign Issues	0	27,319	0	27,319
Short-Term Instruments
Repurchase Agreements	0	1,937	0	1,937

Total Investments	$0	$343,376	$6	$343,382

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	58	326	0	384
Over the counter	0	423	0	423

$58	$749	$0	$807
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(87)	(307)	0	(394)
Over the counter	0	(499)	0	(499)

$(87)	$(806)	$0	$(893)

Total Financial Derivative Instruments	$(29)	$(57)	$0	$(86)

Totals	$(29)	$343,319	$6	$343,296

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Schedule of Investments PIMCO Fixed Income SHares: Series TE	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.7% ¤
CORPORATE BONDS & NOTES 1.2%
BANKING & FINANCE 0.2%
Benloch Ranch Improvement Association No. 2 10.000% due 12/01/2051 «	$200	$199

INDUSTRIALS 1.0%
Providence St. Joseph Health Obligated Group 5.403% due 10/01/2033	700	710
Toledo Hospital 6.015% due 11/15/2048	200	169

		879

Total Corporate Bonds & Notes (Cost $1,039)		1,078

MUNICIPAL BONDS & NOTES 85.6%
ALABAMA 1.0%
Jefferson County, Alabama Sewer Revenue Bonds, Series 2024 5.250% due 10/01/2049	500	538
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019 4.500% due 05/01/2032	389	391

		929

ARIZONA 0.3%
Industrial Development Authority of the City of Phoenix, Arizona Revenue Notes, Series 2018 5.000% due 07/01/2028	250	259

ARKANSAS 0.6%
Arkansas Development Finance Authority Revenue Bonds, Series 2023 7.375% due 07/01/2048	500	550

CALIFORNIA 10.6%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 0.000% due 10/01/2047 (c)	1,000	557
California Community Choice Financing Authority Revenue Bonds, Series 2024 5.000% due 05/01/2054	500	539
California Community Housing Agency Revenue Bonds, Series 2019 5.000% due 04/01/2049	500	416
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	250	214
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 0.000% due 06/01/2055 (a)	1,000	195
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.000% due 01/01/2060 (a)	2,250	176
California Municipal Finance Authority Revenue Bonds, Series 2021 4.000% due 09/01/2050 (d)	1,000	862
California Municipal Finance Authority Revenue Bonds, Series 2024 6.000% due 01/01/2039	1,000	1,044
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	250	261
California State General Obligation Bonds, Series 2015 3.875% due 12/01/2030	500	496
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022 5.375% due 08/15/2057	250	273
California Statewide Communities Development Authority Revenue Bonds, Series 2019 4.250% due 11/01/2059	200	179
CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021 4.000% due 08/01/2047	395	326
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
2.650% due 12/01/2046	250	196
3.500% due 10/01/2046	750	608
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 0.000% due 09/01/2062 (c)	500	270
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.000% due 06/01/2066 (a)	12,500	1,417
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	300	314

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2024 (Unaudited)

Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2047	500	501
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (a)	2,500	436
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 0.000% due 06/01/2054 (a)	2,000	390

		9,670

COLORADO 7.9%
Centerra Metropolitan District No 1, Colorado Tax Allocation Bonds, Series 2017 5.000% due 12/01/2037	250	246
Centerra Metropolitan District No 1, Colorado Tax Allocation Bonds, Series 2018 5.250% due 12/01/2048	500	479
Colorado Crossing Metropolitan District No 2, General Obligation Bonds, Series 2020 5.000% due 12/01/2047	500	464
Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021 0.000% due 12/01/2051 (c)	750	453
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2021 4.000% due 03/15/2046	1,000	983
Denver, Colorado Airport System City & County Revenue Bonds, Series 2022 4.125% due 11/15/2047	1,000	967
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	1,000	994
Johnstown Village Metropolitan District No 2, Colorado General Obligation Bonds, Series 2020 5.000% due 12/01/2050	500	439
Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	500	497
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	550	490
Velocity Metropolitan District No 5, Colorado General Obligation Bonds, Series 2020 0.000% due 12/01/2050 (c)	1,000	707
Willow Bend Metropolitan District, Colorado General Obligation Bonds, Series 2019 5.000% due 12/01/2049	500	465

		7,184

DELAWARE 1.7%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	1,000	868
7.120% due 10/01/2038	175	170
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2045	500	470

		1,508

DISTRICT OF COLUMBIA 1.2%
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2021 5.000% due 10/01/2046	1,000	1,056

FLORIDA 5.7%
Avenir Community Development District, Florida Special Assessment Bonds, Series 2023 5.625% due 05/01/2054	500	510
Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2022 5.000% due 05/01/2042	300	298
Babcock Ranch Community Independent Special District, Florida Special Assessment Notes, Series 2022
4.250% due 05/01/2032	390	387
5.000% due 05/01/2053	750	724
Florida Development Finance Corp. Revenue Bonds, Series 2024 5.250% due 08/01/2049	1,000	1,060
Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014 5.000% due 05/01/2029	750	750
Osceola County, Florida Transportation Revenue Notes, Series 2020 0.000% due 10/01/2028 (a)	475	395
St Johns County, Florida Industrial Development Authority Revenue Notes, Series 2021
4.000% due 12/15/2029	225	215
4.000% due 12/15/2030	200	189
4.000% due 12/15/2031	210	197
Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023 4.850% due 05/01/2038	500	515

		5,240

GEORGIA 0.8%
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2024 5.000% due 12/01/2054	400	430
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 12/01/2053	300	320

		750

IDAHO 0.4%
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	500	391

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2024 (Unaudited)

ILLINOIS 9.5%
Chicago, Illinois General Obligation Bonds, Series 2017 5.750% due 01/01/2034	1,000	1,049
Illinois Finance Authority Revenue Bonds, Series 2010 4.450% due 08/01/2044	2,000	2,000
Illinois State General Obligation Bonds, Series 2018 5.000% due 10/01/2033	1,000	1,071
Illinois State General Obligation Notes, Series 2017 5.000% due 12/01/2026	2,000	2,089
Illinois State General Obligation Notes, Series 2020 5.500% due 05/01/2030	850	930
Illinois State Revenue Bonds, Series 2016 3.000% due 06/15/2034	1,180	1,104
Village of Gilberts, Illinois Special Service Area No 24, Special Tax Bonds, Series 2014 5.375% due 03/01/2034	484	465

		8,708

INDIANA 0.5%
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	500	494

IOWA 0.3%
Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	250	238

LOUISIANA 1.4%
Louisiana Public Facilities Authority Revenue Bonds, Series 2020 4.000% due 04/01/2050	660	638
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.100% due 06/01/2037	650	646

		1,284

MICHIGAN 1.9%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	325	349
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	500	396
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 4.346% (TSFR3M) due 07/01/2032 ~	1,000	957

		1,702

MULTI-STATE 1.1%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 4.141% due 01/25/2040	496	479
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 4.548% due 08/25/2040	499	497

		976

NEVADA 0.6%
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	440	433
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (a)	1,000	133

		566

NEW HAMPSHIRE 0.3%
New Hampshire Business Finance Authority Revenue Notes, Series 2021 4.000% due 01/01/2030	280	271

NEW JERSEY 1.6%
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 5.750% due 04/01/2031	1,000	1,013
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2046	465	473

		1,486

NEW MEXICO 2.7%
Farmington, New Mexico Revenue Bonds, Series 2005 1.800% due 04/01/2029	500	443

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2024 (Unaudited)

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2008 4.400% due 08/01/2034	2,000	2,000

		2,443

NEW YORK 3.8%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024 4.618% due 08/25/2041 ~	500	511
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023 5.250% due 06/15/2053	200	221
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	1,000	1,000
New York State Dormitory Authority Revenue Bonds, Series 2022 4.000% due 07/01/2051	500	483
Port Authority of New York & New Jersey Revenue Bonds, Series 2022 5.250% due 08/01/2047	1,000	1,076
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021 0.000% due 06/01/2066 (a)	2,000	209

		3,500

OHIO 3.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (a)	11,300	1,180
5.000% due 06/01/2055	500	473
Cuyahoga County, Ohio Revenue Bonds, Series 2017 5.500% due 02/15/2057	510	517
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	750	689

		2,859

OKLAHOMA 0.1%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2057	100	103

OREGON 0.4%
Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023 0.000% due 06/15/2038 (a)	750	409

PENNSYLVANIA 3.5%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2022 5.250% due 05/01/2042	495	493
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2021 5.000% due 11/01/2046	1,045	1,085
Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023 4.100% due 06/01/2029	500	517
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022 6.000% due 06/30/2061	1,000	1,125

		3,220

PUERTO RICO 12.2%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	894	518
0.000% due 11/01/2051	5,239	2,799
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (a)	500	329
4.000% due 07/01/2041	850	802
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	1,068	1,026
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 4.266% (TSFR3M) due 07/01/2029 ~	1,010	954
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (a)	5,000	1,602
0.000% due 07/01/2051 (a)	11,000	2,579
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.550% due 07/01/2040	500	505

		11,114

RHODE ISLAND 2.5%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,000	1,010
5.000% due 06/01/2050	1,250	1,256

		2,266

TENNESSEE 0.2%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.250% due 09/01/2024	200	201

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2024 (Unaudited)

TEXAS 2.6%
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023 12.000% due 06/01/2043	200	202
Central Texas Turnpike System Revenue Bonds, Series 2015 0.000% due 08/15/2037 (a)	1,000	546
Dallas Housing Finance Corp., Texas Revenue Bonds, Series 2022 6.000% due 12/01/2062	250	256
Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001 2.600% due 11/01/2029	500	454
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2020 4.000% due 01/01/2050	500	397
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.196% (TSFR3M) due 12/15/2026 ~	500	496

		2,351

UTAH 1.2%
City of Salt Lake, Utah Revenue Bonds, Series 2023 5.250% due 07/01/2048	1,000	1,077

VIRGINIA 0.7%
Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021 3.750% due 03/01/2036	620	595

WASHINGTON 1.7%
Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019 4.000% due 04/01/2044	1,000	936
Washington State Convention Center Public Facilities District Revenue Notes, Series 2021 4.000% due 07/01/2031	600	596

		1,532

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (a)	1,000	93

WISCONSIN 3.4%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
0.000% due 01/01/2061 (a)	1,950	126
4.500% due 06/01/2056	225	186
Public Finance Authority, Wisconsin Revenue Notes, Series 2023 0.000% due 09/01/2029 (a)	500	334
Public Finance Authority, Wisconsin Revenue Notes, Series 2024 5.500% due 12/15/2028	500	503
University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018 4.450% due 04/01/2048	2,000	2,000

		3,149

Total Municipal Bonds & Notes (Cost $75,241)		78,174

U.S. GOVERNMENT AGENCIES 5.6%
Freddie Mac
2.896% due 04/25/2043 ~	199	165
3.720% due 01/01/2041	999	940
3.800% due 01/01/2040	1,000	956
3.850% due 07/01/2039	496	466
4.250% due 08/01/2038	999	990
4.370% due 03/01/2040	498	496
4.900% due 02/01/2040	498	524
5.210% due 08/01/2040	299	326
5.920% due 07/15/2040 •	249	248

Total U.S. Government Agencies (Cost $4,973)		5,111

SHORT-TERM INSTRUMENTS 2.3%
REPURCHASE AGREEMENTS (e) 0.6%		524

U.S. TREASURY BILLS 1.7%
5.397% due 06/25/2024 (a)(b)	1,600	1,581

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2024 (Unaudited)

Total Short-Term Instruments (Cost $2,105)		2,105

Total Investments in Securities (Cost $83,358)		86,468

	SHARES
INVESTMENTS IN AFFILIATES 5.0%
SHORT-TERM INSTRUMENTS 5.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%
PIMCO Short-Term Floating NAV Portfolio III	473,533	4,606

Total Short-Term Instruments (Cost $4,606)		4,606

Total Investments in Affiliates (Cost $4,606)		4,606

Total Investments 99.7% (Cost $87,964)		$91,074
Financial Derivative Instruments (f) 0.0%(Cost or Premiums, net $0)		5
Other Assets and Liabilities, net 0.3%		237

Net Assets 100.0%		$91,316

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Security becomes interest bearing at a future date.
(d)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2050	08/03/2022	$907	$862	0.94%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$524	U.S. Treasury Notes 5.000% due 09/30/2025	$(535)	$524	$524

Total Repurchase Agreements	$(535)	$524	$524

(1)	Includes accrued interest.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note June Futures	06/2024	61	$(6,759)	$(41)	$5	$0

Total Futures Contracts	$(41)	$5	$0

Cash of $144 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2024.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2024 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$199	$199
Industrials	0	879	0	879
Municipal Bonds & Notes
Alabama	0	929	0	929
Arizona	0	259	0	259
Arkansas	0	550	0	550
California	0	9,670	0	9,670
Colorado	0	7,184	0	7,184
Delaware	0	1,508	0	1,508
District of Columbia	0	1,056	0	1,056
Florida	0	5,240	0	5,240
Georgia	0	750	0	750
Idaho	0	391	0	391
Illinois	0	8,708	0	8,708
Indiana	0	494	0	494
Iowa	0	238	0	238
Louisiana	0	1,284	0	1,284
Michigan	0	1,702	0	1,702
Multi-State	0	976	0	976
Nevada	0	566	0	566
New Hampshire	0	271	0	271
New Jersey	0	1,486	0	1,486
New Mexico	0	2,443	0	2,443
New York	0	3,500	0	3,500
Ohio	0	2,859	0	2,859
Oklahoma	0	103	0	103
Oregon	0	409	0	409
Pennsylvania	0	3,220	0	3,220
Puerto Rico	0	11,114	0	11,114
Rhode Island	0	2,266	0	2,266
Tennessee	0	201	0	201
Texas	0	2,351	0	2,351
Utah	0	1,077	0	1,077
Virginia	0	595	0	595
Washington	0	1,532	0	1,532
West Virginia	0	93	0	93
Wisconsin	0	3,149	0	3,149
U.S. Government Agencies	0	5,111	0	5,111
Short-Term Instruments
Repurchase Agreements	0	524	0	524
U.S. Treasury Bills	0	1,581	0	1,581

	$0	$86,269	$199	$86,468
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,606	$0	$0	$4,606

Total Investments	$4,606	$86,269	$199	$91,074

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$5	$0	$5

Total Financial Derivative Instruments	$0	$5	$0	$5

Totals	$4,606	$86,274	$199	$91,079

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Portfolio’s shares, or each of their respective share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, a Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that a Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for each Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when a Portfolio is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Portfolio is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in a Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust's and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Sources. As a result, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios' tax positions for all open tax years. As of March 31, 2024, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state, and local tax returns as required. The Portfolios' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the U.S Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolios' transactions in and earnings from these affiliated funds for the period ended March 31, 2024 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Fixed Income SHares: Series C	$125,012	$137,016	$(244,700)	$55	$(39)	$17,344	$1,079	$0
PIMCO Fixed Income SHares: Series LD	11,264	20,056	(30,906)	6	(6)	414	75	0
PIMCO Fixed Income SHares: Series M	63,382	151,781	(180,700)	13	(5)	34,471	998	0
PIMCO Fixed Income SHares: Series TE	3,139	22,569	(21,100)	(2)	0	4,606	66	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOA	Bank of America N.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
BPG	BNP Paribas Securities Corp.	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
BPS	BNP Paribas S.A.	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.
BRC	Barclays Bank PLC	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank
DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah	PEN	Peruvian New Sol
BRL	Brazilian Real	ILS	Israeli Shekel	PLN	Polish Zloty
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	TRY	Turkish New Lira
COP	Colombian Peso	KRW	South Korean Won	TWD	Taiwanese Dollar
DKK	Danish Krone	MXN	Mexican Peso	USD (or $)	United States Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand
GBP	British Pound	NZD	New Zealand Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	ICE	IntercontinentalExchange®	OTC	Over the Counter

Index/Spread Abbreviations:
BBSW3M	3 Month Bank Bill Swap Rate	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate
CAONREPO	Canadian Overnight Repo Rate Average	FRCPXTOB	France Consumer Price ex-Tobacco Index	SOFR	Secured Overnight Financing Rate
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	TSFR3M	Term SOFR 3-Month
CPTFEMU	Eurozone HICP ex-Tobacco Index	LIBOR03M	3 Month USD-LIBOR

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	AGM	Assured Guaranty Municipal	ST	State

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	DAC	Designated Activity Company	oz.	Ounce
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	OAT	Obligations Assimilables du Trésor	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"